NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AVBVI)
12,118 shares (cost $114,639 )	$49,685
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
991 shares (cost $24,970 )	16,734
AIM VIF - Capital Development Fund - Series I (AVCDI)
7,174 shares (cost $98,601 )	56,893
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
1,924 shares (cost $21,944 )	19,085
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
11,786 shares (cost $120,400 )	116,683
American Century VP - International Fund - Class III (ACVI3)
1,730 shares (cost $14,350 )	10,277
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
30,521 shares (cost $376,219 )	298,492
American Century VP - Ultra(R) Fund - Class I (ACVU1)
5,132 shares (cost $49,738 )	31,102
American Century VP - Value Fund - Class I (ACVV)
160,392 shares (cost $1,137,141 )	750,634
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
10,410 shares (cost $194,613 )	112,117
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
23,642 shares (cost $379,062 )	244,931
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
47,979 shares (cost $1,644,352 )	1,102,568
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
1,246 shares (cost $50,518 )	35,980
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
4,809 shares (cost $49,658 )	48,091
Federated IS - Quality Bond Fund II - Primary Class (FQB)
3,900 shares (cost $42,832 )	39,001
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
28,772 shares (cost $640,578 )	378,064
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
37,705 shares (cost $1,376,475 )	884,945
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
89,431 shares (cost $1,881,835 )	1,082,114
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
121,676 shares (cost $3,533,012 )	1,865,295
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
90,266 shares (cost $1,108,046 )	1,060,623
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
52,776 shares (cost $1,558,185 )	967,381
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
4,900 shares (cost $49,471 )	24,108
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
38,075 shares (cost $817,854 )	434,053

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
3,011 shares (cost $32,405 )	$24,780
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
30,234 shares (cost $322,921 )	232,802
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
44,742 shares (cost $484,654 )	318,564
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
50,218 shares (cost $607,609 )	302,313
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
64,989 shares (cost $1,120,164 )	695,381
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
11,962 shares (cost $93,401 )	67,107
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
14,172 shares (cost $235,234 )	242,193
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
13,762 shares (cost $191,516 )	156,064
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,761 shares (cost $53,278 )	38,547
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
51,134 shares (cost $865,619 )	548,664
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
5,902 shares (cost $54,334 )	48,836
Ivy Fund VIP, Inc. - Balanced (WRBP)
4 shares (cost $28 )	28
Ivy Fund VIP, Inc. - Bond (WRBDP)
3,823 shares (cost $19,923 )	20,404
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
1,314 shares (cost $11,967 )	10,661
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2,267 shares (cost $12,562 )	11,586
Ivy Fund VIP, Inc. - Energy (WRENG)
114 shares (cost $443 )	426
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
5,561 shares (cost $25,026 )	18,407
Ivy Fund VIP, Inc. - Growth (WRGP)
1,249 shares (cost $11,511 )	9,432
Ivy Fund VIP, Inc. - High Income (WRHIP)
6,483 shares (cost $16,652 )	16,105
Ivy Fund VIP, Inc. - International Growth (WRIP)
2,355 shares (cost $15,742 )	14,140
Ivy Fund VIP, Inc. - International Value (WRI2P)
410 shares (cost $6,111 )	5,110
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2 shares (cost $19 )	20
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
170 shares (cost $762 )	767
Ivy Fund VIP, Inc. - Money Market (WRMMP)
91,478 shares (cost $91,478 )	91,478

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
9,910 shares (cost $38,902 )	$40,265
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
19,314 shares (cost $75,099 )	77,528
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
624 shares (cost $2,461 )	2,687
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
150 shares (cost $2,173 )	1,712
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
272 shares (cost $2,156 )	1,656
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
112 shares (cost $1,122 )	1,148
Ivy Fund VIP, Inc. - Value (WRVP)
490 shares (cost $1,969 )	2,035
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
18,664 shares (cost $652,675 )	424,040
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
3,050 shares (cost $40,816 )	24,159
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
30,863 shares (cost $1,570,245 )	807,063
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
38,843 shares (cost $493,231 )	416,013
M Fund, Inc - Brandes International Equity Fund (MFBIE)
3,984 shares (cost $56,994 )	37,606
M Fund, Inc - Business Opportunity Value Fund (MFBOV)
6,516 shares (cost $76,943 )	50,109
M Fund, Inc - Frontier Capital Appreciation Fund (MFFCA)
3,510 shares (cost $76,962 )	48,374
M Fund, Inc - Turner Core Growth Fund (MFTCG)
3,630 shares (cost $55,307 )	35,207
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
378 shares (cost $3,886 )	2,687
MFS(R) VIT - Value Series - Initial Class (MVFIC)
46,050 shares (cost $630,580 )	449,445
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
52,074 shares (cost $881,692 )	677,484
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
19,662 shares (cost $213,313 )	187,381
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
17,753 shares (cost $361,661 )	265,227
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
11,082 shares (cost $676,228 )	409,467
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
5,516 shares (cost $181,649 )	144,785
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
15,688 shares (cost $117,285 )	103,072
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
22,729 shares (cost $185,087 )	184,556

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
29,322 shares (cost $214,657 )	$217,865
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
5,709 shares (cost $52,614 )	52,065
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
20,267 shares (cost $152,979 )	157,676
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
53,934 shares (cost $396,498 )	381,856
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
13,547 shares (cost $123,803 )	114,746
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
4,873 shares (cost $47,548 )	47,223
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
37,562 shares (cost $272,403 )	187,058
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
70,604 shares (cost $1,115,358 )	496,348
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
4,351 shares (cost $44,096 )	27,196
Nationwide VIT - Government Bond Fund - Class I (GBF)
119,838 shares (cost $1,392,962 )	1,439,257
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
8,449 shares (cost $88,064 )	68,435
Nationwide VIT - International Index Fund - Class VI (GVIX6)
18,745 shares (cost $200,212 )	121,093
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
108,000 shares (cost $1,121,104 )	744,119
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
24,042 shares (cost $232,979 )	222,871
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
116,666 shares (cost $1,320,056 )	986,992
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
291,897 shares (cost $3,280,606 )	2,323,504
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
15,047 shares (cost $160,934 )	133,168
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
236 shares (cost $2,202 )	2,303
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
29,529 shares (cost $882,364 )	517,637
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
29,612 shares (cost $518,836 )	333,139
Nationwide VIT - Money Market Fund - Class I (SAM)
4,759,711 shares (cost $4,759,711 )	4,759,711
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
79,865 shares (cost $729,225 )	511,934
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
70,422 shares (cost $1,077,139 )	542,248
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,259 shares (cost $14,762 )	15,228

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
179 shares (cost $1,466 )	$1,188
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
25,039 shares (cost $246,947 )	165,259
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
55,702 shares (cost $533,221 )	393,811
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
5,668 shares (cost $80,226 )	54,698
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,360 shares (cost $198,195 )	121,545
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
21,984 shares (cost $424,242 )	236,551
Nationwide VIT - Nationwide Fund - Class I (TRF)
100,722 shares (cost $1,167,416 )	656,711
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
38 shares (cost $202 )	212
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
85,170 shares (cost $793,650 )	548,498
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
913 shares (cost $8,924 )	8,924
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
36,619 shares (cost $147,255 )	82,393
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
9,987 shares (cost $99,975 )	59,525
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
52,363 shares (cost $585,715 )	366,021
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
25,602 shares (cost $233,513 )	187,406
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
4,049 shares (cost $26,665 )	23,121
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
28,491 shares (cost $340,418 )	207,696
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
20,647 shares (cost $327,376 )	190,361
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2,074 shares (cost $29,643 )	17,317
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
47,359 shares (cost $735,274 )	444,705
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
6,708 shares (cost $274,940 )	172,202
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
14,985 shares (cost $486,206 )	304,797
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
8,594 shares (cost $44,301 )	13,493
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
1,327 shares (cost $11,018 )	2,096
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
44,024 shares (cost $733,036 )	468,856

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
45,228 shares (cost $1,048,054 )	$658,519
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
87,451 shares (cost $871,759 )	585,920
T. Rowe Price Equity Income Portfolio - II (TREI2)
18,809 shares (cost $378,917 )	269,152
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
12,168 shares (cost $60,401 )	58,771
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
29,745 shares (cost $334,405 )	294,769
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
54,859 shares (cost $888,252 )	450,390

Total Investments	38,344,956

Total Assets	38,344,956

Accounts Payable - Ivy Fund VIP, Inc. - Balanced (WRBP)	3

Accounts Payable - Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)	2

Accounts Payable - Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	25

Accounts Payable - Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund – Class I (NVNMO1)	10

Other Payables	4,111

$38,340,805

Contract Owners’ Equity:
Accumulation units	38,340,805

Total Contract Owners’ Equity (note 8)	$38,340,805

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

	Total	AVBVI	AVCA	AVCDI	ALVSVA	ACVIP2	ACVI3	ACVMV1

Investment Activity:
Reinvested dividends	$740,322	723	-	-	-	2,405	47	301

Net investment income (loss)	740,322	723	-	-	-	2,405	47	301

Proceeds from mutual fund shares sold	17,135,246	17,036	6,468	24,080	358	5,667	3,409	151,555
Cost of mutual fund shares sold	(18,740,423)	(22,683)	(6,744)	(29,340)	(536)	(5,550)	(4,770)	(179,811)

Realized gain (loss) on investments	(1,605,177)	(5,647)	(276)	(5,260)	(178)	117	(1,361)	(28,256)
Change in unrealized gain (loss) on investments	(17,219,472)	(62,220)	(10,821)	(41,879)	(2,859)	(5,034)	(4,057)	(64,577)

Net gain (loss) on investments	(18,824,649)	(67,867)	(11,097)	(47,139)	(3,037)	(4,917)	(5,418)	(92,833)

Reinvested capital gains	2,523,880	15,632	-	10,443	-	-	552	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,560,447)	(51,512)	(11,097)	(36,696)	(3,037)	(2,512)	(4,819)	(92,532)

	ACVU1	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FVMOS	FQB

Investment Activity:
Reinvested dividends	$-	18,664	-	1,957	28,941	909	420	1,670

Net investment income (loss)	-	18,664	-	1,957	28,941	909	420	1,670

Proceeds from mutual fund shares sold	8,948	65,770	78,762	21,249	49,343	24,664	2,816	9,544
Cost of mutual fund shares sold	(10,127)	(106,000)	(89,132)	(28,547)	(54,042)	(28,252)	(2,905)	(10,038)

Realized gain (loss) on investments	(1,179)	(40,230)	(10,370)	(7,298)	(4,699)	(3,588)	(89)	(494)
Change in unrealized gain (loss) on investments	(27,053)	(322,940)	(94,645)	(125,391)	(579,806)	(18,593)	(1,717)	(4,258)

Net gain (loss) on investments	(28,232)	(363,170)	(105,015)	(132,689)	(584,505)	(22,181)	(1,806)	(4,752)

Reinvested capital gains	6,715	99,086	7,205	33,860	-	3,385	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,517)	(245,420)	(97,810)	(96,872)	(555,564)	(17,887)	(1,386)	(3,082)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FEIS	FGS	FOSR	FCS	FIGBS	FMCS	FVSS	FNRS2

Investment Activity:
Reinvested dividends	$12,647	9,951	40,854	24,018	33,396	4,239	268	-

Net investment income (loss)	12,647	9,951	40,854	24,018	33,396	4,239	268	-

Proceeds from mutual fund shares sold	45,778	138,003	74,644	179,682	246,264	132,480	3,240	179,524
Cost of mutual fund shares sold	(65,347)	(121,313)	(92,534)	(267,733)	(254,654)	(167,349)	(5,547)	(176,972)

Realized gain (loss) on investments	(19,569)	16,690	(17,890)	(88,051)	(8,390)	(34,869)	(2,307)	2,552
Change in unrealized gain (loss) on investments	(212,643)	(775,286)	(955,031)	(1,308,147)	(63,741)	(646,877)	(24,694)	(420,952)

Net gain (loss) on investments	(232,212)	(758,596)	(972,921)	(1,396,198)	(72,131)	(681,746)	(27,001)	(418,400)

Reinvested capital gains	361	-	152,899	64,210	660	156,793	5,899	22,506

Net increase (decrease) in contract owners’ equity resulting from operations	$(219,204)	(748,645)	(779,168)	(1,307,970)	(38,075)	(520,714)	(20,834)	(395,894)

	FF10S	FF20S	FF30S	FTVDM3	TIF3	FTVFA2	FTVGI3	FTVIS2

Investment Activity:
Reinvested dividends	$841	7,554	9,306	10,962	18,113	1,932	4,422	4,743

Net investment income (loss)	841	7,554	9,306	10,962	18,113	1,932	4,422	4,743

Proceeds from mutual fund shares sold	540	146,579	39,814	37,292	95,579	2,231	16,831	17,560
Cost of mutual fund shares sold	(562)	(189,091)	(42,526)	(36,900)	(101,990)	(2,875)	(14,603)	(23,168)

Realized gain (loss) on investments	(22)	(42,512)	(2,712)	392	(6,411)	(644)	2,228	(5,608)
Change in unrealized gain (loss) on investments	(9,307)	(97,491)	(181,873)	(364,615)	(462,183)	(26,293)	2,434	(34,102)

Net gain (loss) on investments	(9,329)	(140,003)	(184,585)	(364,223)	(468,594)	(26,937)	4,662	(39,710)

Reinvested capital gains	1,193	12,372	26,121	79,528	69,923	1,917	-	1,986

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,295)	(120,077)	(149,158)	(273,733)	(380,558)	(23,088)	9,084	(32,981)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FTVRDI	FTVSVI	WRASP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

Investment Activity:
Reinvested dividends	$1,088	9,274	266	19	26	13	1	516

Net investment income (loss)	1,088	9,274	266	19	26	13	1	516

Proceeds from mutual fund shares sold	12,671	99,982	1,386	576	97	107	78	234
Cost of mutual fund shares sold	(14,234)	(127,169)	(1,646)	(584)	(111)	(122)	(91)	(438)

Realized gain (loss) on investments	(1,563)	(27,187)	(260)	(8)	(14)	(15)	(13)	(204)
Change in unrealized gain (loss) on investments	(15,185)	(271,756)	(5,498)	481	(1,306)	(977)	(17)	(6,619)

Net gain (loss) on investments	(16,748)	(298,943)	(5,758)	473	(1,320)	(992)	(30)	(6,823)

Reinvested capital gains	403	50,168	4,364	-	390	23	1	2,095

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,257)	(239,501)	(1,128)	492	(904)	(956)	(28)	(4,212)

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPMP

Investment Activity:
Reinvested dividends	$-	127	50	36	-	-	53	-

Net investment income (loss)	-	127	50	36	-	-	53	-

Proceeds from mutual fund shares sold	407	266	317	456	-	211	15,136	1,462
Cost of mutual fund shares sold	(544)	(326)	(434)	(637)	-	(233)	(15,136)	(1,523)

Realized gain (loss) on investments	(137)	(60)	(117)	(181)	-	(22)	-	(61)
Change in unrealized gain (loss) on investments	(2,078)	(547)	(1,601)	(1,001)	1	5	-	1,363

Net gain (loss) on investments	(2,215)	(607)	(1,718)	(1,182)	1	(17)	-	1,302

Reinvested capital gains	131	-	421	145	-	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,084)	(480)	(1,247)	(1,001)	1	(1)	53	1,302

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	WRPMAP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	JACAS	JARLCS

Investment Activity:
Reinvested dividends	$-	24	-	-	3	7	21	223

Net investment income (loss)	-	24	-	-	3	7	21	223

Proceeds from mutual fund shares sold	974	79	288	110	13	38	69,612	518
Cost of mutual fund shares sold	(1,000)	(88)	(397)	(153)	(13)	(38)	(75,317)	(694)

Realized gain (loss) on investments	(26)	(9)	(109)	(43)	-	-	(5,705)	(176)
Change in unrealized gain (loss) on investments	2,430	226	(460)	(500)	27	66	(234,112)	(15,849)

Net gain (loss) on investments	2,404	217	(569)	(543)	27	66	(239,817)	(16,025)

Reinvested capital gains	-	68	67	34	27	21	-	1,938

Net increase (decrease) in contract owners’ equity resulting from operations	$2,404	309	(502)	(509)	57	94	(239,796)	(13,864)

	JAIGS2	AMTB	MFBIE	MFBOV	MFFCA	MFTCG	MIGIC	MVFIC

Investment Activity:
Reinvested dividends	$25,592	21,204	1,724	30	-	8	17	4,326

Net investment income (loss)	25,592	21,204	1,724	30	-	8	17	4,326

Proceeds from mutual fund shares sold	82,990	157,790	24,438	4,570	2,784	14,033	1,082	75,851
Cost of mutual fund shares sold	(111,417)	(161,928)	(30,454)	(5,588)	(4,092)	(18,012)	(1,266)	(92,700)

Realized gain (loss) on investments	(28,427)	(4,138)	(6,016)	(1,018)	(1,308)	(3,979)	(184)	(16,849)
Change in unrealized gain (loss) on investments	(833,455)	(78,420)	(18,244)	(26,834)	(27,127)	(20,100)	(1,367)	(192,392)

Net gain (loss) on investments	(861,882)	(82,558)	(24,260)	(27,852)	(28,435)	(24,079)	(1,551)	(209,241)

Reinvested capital gains	137,243	-	4,150	2,091	1,955	1,055	140	14,598

Net increase (decrease) in contract owners’ equity resulting from operations	$(699,047)	(61,354)	(18,386)	(25,731)	(26,480)	(23,016)	(1,394)	(190,317)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA1	NVCRB1	NVCCA1

Investment Activity:
Reinvested dividends	$18,544	10,198	7,324	10,539	2,863	876	1,576	1,621

Net investment income (loss)	18,544	10,198	7,324	10,539	2,863	876	1,576	1,621

Proceeds from mutual fund shares sold	46,616	19,075	34,779	34,368	4,998	12,148	55,990	45,181
Cost of mutual fund shares sold	(65,087)	(22,449)	(39,207)	(48,584)	(6,909)	(17,997)	(65,769)	(58,500)

Realized gain (loss) on investments	(18,471)	(3,374)	(4,428)	(14,216)	(1,911)	(5,849)	(9,779)	(13,319)
Change in unrealized gain (loss) on investments	(196,148)	(23,642)	(101,277)	(268,514)	(36,572)	(14,213)	(532)	3,209

Net gain (loss) on investments	(214,619)	(27,016)	(105,705)	(282,730)	(38,483)	(20,062)	(10,311)	(10,110)

Reinvested capital gains	7,621	127	7,453	28,511	32	2,167	832	2,004

Net increase (decrease) in contract owners’ equity resulting from operations	$(188,454)	(16,691)	(90,928)	(243,680)	(35,588)	(17,019)	(7,903)	(6,485)

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	HIBF3	GEM3	NVIE6

Investment Activity:
Reinvested dividends	$562	1,435	2,752	1,136	653	18,939	9,414	297

Net investment income (loss)	562	1,435	2,752	1,136	653	18,939	9,414	297

Proceeds from mutual fund shares sold	3,267	99,409	61,993	4,760	1,121	44,544	68,993	683
Cost of mutual fund shares sold	(3,569)	(120,248)	(88,321)	(4,962)	(1,148)	(61,156)	(73,495)	(1,204)

Realized gain (loss) on investments	(302)	(20,839)	(26,328)	(202)	(27)	(16,612)	(4,502)	(521)
Change in unrealized gain (loss) on investments	(548)	4,697	(14,643)	(9,056)	(325)	(80,261)	(746,380)	(16,900)

Net gain (loss) on investments	(850)	(16,142)	(40,971)	(9,258)	(352)	(96,873)	(750,882)	(17,421)

Reinvested capital gains	90	1,054	4,092	299	-	-	173,655	4,511

Net increase (decrease) in contract owners’ equity resulting from operations	$(198)	(13,653)	(34,127)	(7,823)	301	(77,934)	(567,813)	(12,613)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GBF	GVGHS	GVIX6	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

Investment Activity:
Reinvested dividends	$37,116	227	3,351	14,635	4,574	26,142	61,886	3,147

Net investment income (loss)	37,116	227	3,351	14,635	4,574	26,142	61,886	3,147

Proceeds from mutual fund shares sold	203,591	30,906	9,042	168,323	10,274	93,625	633,780	15,522
Cost of mutual fund shares sold	(198,453)	(34,933)	(11,115)	(275,216)	(10,989)	(104,519)	(799,734)	(17,640)

Realized gain (loss) on investments	5,138	(4,027)	(2,073)	(106,893)	(715)	(10,894)	(165,954)	(2,118)
Change in unrealized gain (loss) on investments	40,050	(23,892)	(89,855)	(369,450)	(10,034)	(337,235)	(973,554)	(27,601)

Net gain (loss) on investments	45,188	(27,919)	(91,928)	(476,343)	(10,749)	(348,129)	(1,139,508)	(29,719)

Reinvested capital gains	-	6,697	239	151,355	2,187	85,895	272,695	6,620

Net increase (decrease) in contract owners’ equity resulting from operations	$82,304	(20,995)	(88,338)	(310,353)	(3,988)	(236,092)	(804,927)	(19,952)

	NVLCP1	SGRF	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1

Investment Activity:
Reinvested dividends	$30	-	4,865	51,748	518	12,241	34	8

Net investment income (loss)	30	-	4,865	51,748	518	12,241	34	8

Proceeds from mutual fund shares sold	83	508,063	25,258	8,730,334	24,022	249,232	6,674	274
Cost of mutual fund shares sold	(85)	(523,285)	(32,395)	(8,730,334)	(30,663)	(285,332)	(9,375)	(393)

Realized gain (loss) on investments	(2)	(15,222)	(7,137)	-	(6,641)	(36,100)	(2,701)	(119)
Change in unrealized gain (loss) on investments	101	(442,446)	(186,519)	-	(217,291)	(503,600)	467	(278)

Net gain (loss) on investments	99	(457,668)	(193,656)	-	(223,932)	(539,700)	(2,234)	(397)

Reinvested capital gains	-	-	24,573	-	-	112,120	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$129	(457,668)	(164,218)	51,748	(223,414)	(415,339)	(2,200)	(389)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	NVMMG1	NVMMV2	SCGF	SCVF	SCF	TRF	NVNMO1	NVNSR2

Investment Activity:
Reinvested dividends	$-	3,697	-	1,753	2,533	11,215	-	1,617

Net investment income (loss)	-	3,697	-	1,753	2,533	11,215	-	1,617

Proceeds from mutual fund shares sold	9,300	29,387	26,110	24,642	28,697	464,797	123	24,182
Cost of mutual fund shares sold	(11,572)	(33,316)	(29,948)	(40,589)	(39,719)	(494,608)	(159)	(33,354)

Realized gain (loss) on investments	(2,272)	(3,929)	(3,838)	(15,947)	(11,022)	(29,811)	(36)	(9,172)
Change in unrealized gain (loss) on investments	(81,689)	(139,410)	(29,601)	(42,537)	(172,985)	(539,952)	11	(245,152)

Net gain (loss) on investments	(83,961)	(143,339)	(33,439)	(58,484)	(184,007)	(569,763)	(25)	(254,324)

Reinvested capital gains	-	-	-	-	62,513	132,450	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,961)	(139,642)	(33,439)	(56,731)	(118,961)	(426,098)	(25)	(252,707)

	NVSTB2	GGTC3	GVUG1	EIF	MSBF	NVRE1	AMINS	AMRS

Investment Activity:
Reinvested dividends	$-	-	-	10,773	14,113	649	20	2,602

Net investment income (loss)	-	-	-	10,773	14,113	649	20	2,602

Proceeds from mutual fund shares sold	2	34,134	8,355	345,678	18,049	4,570	636,033	10,582
Cost of mutual fund shares sold	(2)	(49,460)	(10,317)	(443,015)	(22,615)	(7,390)	(756,868)	(12,191)

Realized gain (loss) on investments	-	(15,326)	(1,962)	(97,337)	(4,566)	(2,820)	(120,835)	(1,609)
Change in unrealized gain (loss) on investments	-	(72,335)	(45,047)	(150,948)	(46,634)	(3,544)	(79,827)	(139,197)

Net gain (loss) on investments	-	(87,661)	(47,009)	(248,285)	(51,200)	(6,364)	(200,662)	(140,806)

Reinvested capital gains	-	17,249	13,969	7,020	5,012	-	64	566

Net increase (decrease) in contract owners’ equity resulting from operations	$-	(70,412)	(33,040)	(230,492)	(32,075)	(5,715)	(200,578)	(137,638)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	AMFAS	AMSRS	OVGR	OVGS3	OVHI3	OVHI	OVSC	OVGI

Investment Activity:
Reinvested dividends	$-	13,218	280	4,713	1,127	707	2,613	9,892

Net investment income (loss)	-	13,218	280	4,713	1,127	707	2,613	9,892

Proceeds from mutual fund shares sold	3,302	902,314	102,329	58,000	11,135	2,073	123,365	129,036
Cost of mutual fund shares sold	(3,942)	(965,652)	(108,197)	(74,656)	(14,191)	(2,855)	(151,210)	(146,260)

Realized gain (loss) on investments	(640)	(63,338)	(5,868)	(16,656)	(3,056)	(782)	(27,845)	(17,224)
Change in unrealized gain (loss) on investments	(11,333)	(309,769)	(118,678)	(190,628)	(30,510)	(8,235)	(246,271)	(396,201)

Net gain (loss) on investments	(11,973)	(373,107)	(124,546)	(207,284)	(33,566)	(9,017)	(274,116)	(413,425)

Reinvested capital gains	854	45,193	-	20,747	-	-	29,016	42,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,119)	(314,696)	(124,266)	(181,824)	(32,439)	(8,310)	(242,487)	(360,553)

	TRBCG2	TREI2	TRLT2	MSVFI	MSVRE

Investment Activity:
Reinvested dividends	$838	5,267	1,585	15,058	22,870

Net investment income (loss)	838	5,267	1,585	15,058	22,870

Proceeds from mutual fund shares sold	47,840	32,337	5,273	226,408	185,999
Cost of mutual fund shares sold	(49,969)	(39,950)	(5,276)	(238,701)	(403,349)

Realized gain (loss) on investments	(2,129)	(7,613)	(3)	(12,293)	(217,350)
Change in unrealized gain (loss) on investments	(313,333)	(100,004)	(1,672)	(43,745)	(320,507)

Net gain (loss) on investments	(315,462)	(107,617)	(1,675)	(56,038)	(537,857)

Reinvested capital gains	-	5,806	-	-	250,822

Net increase (decrease) in contract owners’ equity resulting from operations	$(314,624)	(96,544)	(90)	(40,980)	(264,165)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBVI		AVCA		AVCDI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$740,322	387,083	723	574	-	-	-	-
Realized gain (loss) on investments	(1,605,177)	323,608	(5,647)	629	(276)	302	(5,260)	530
Change in unrealized gain (loss) on investments	(17,219,472)	(327,339)	(62,220)	(6,699)	(10,821)	1,930	(41,879)	(891)
Reinvested capital gains	2,523,880	1,266,523	15,632	5,354	-	-	10,443	2,947

Net increase (decrease) in contract owners’ equity resulting from operations	(15,560,447)	1,649,875	(51,512)	(142)	(11,097)	2,232	(36,696)	2,586

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,921,690	20,799,628	28,903	25,347	11,405	10,058	33,715	16,528
Transfers between funds	-	-	(3,542)	17,321	310	1,407	31,552	6,135
Surrenders (note 6)	(613,268)	(4,943)	(4,052)	-	-	-	-	-
Death benefits (note 4)	(8,801)	(3,392)	-	-	-	-	-	(11)
Net policy repayments (loans) (note 5)	(221,696)	(497,304)	(1,294)	-	(4,388)	-	-	-
Deductions for surrender charges (note 2d)	(276,142)	(54,708)	(1,491)	(335)	(159)	(67)	(26)	(334)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,685,829)	(3,379,592)	(12,101)	(10,182)	(4,788)	(3,490)	(10,209)	(5,539)
Asset charges (note 3)	(165,548)	(98,748)	(370)	(356)	(100)	(98)	(281)	(160)
Adjustments to maintain reserves	(7,192)	(867)	(20)	5	(21)	2	(52)	25

Net equity transactions	20,943,214	16,760,074	6,033	31,800	2,259	7,812	54,699	16,644

Net change in contract owners’ equity	5,382,767	18,409,949	(45,479)	31,658	(8,838)	10,044	18,003	19,230
Contract owners’ equity beginning of period	32,958,038	14,548,089	95,160	63,502	25,566	15,522	38,870	19,640

Contract owners’ equity end of period	$38,340,805	32,958,038	49,681	95,160	16,728	25,566	56,873	38,870

CHANGES IN UNITS:
Beginning units	2,416,398	1,154,622	7,730	5,238	1,938	1,318	2,714	1,520
Units purchased	3,755,602	2,664,365	3,171	3,358	1,145	908	6,569	1,618
Units redeemed	(1,801,931)	(1,402,589)	(2,534)	(866)	(878)	(288)	(1,787)	(424)

Ending units	4,370,069	2,416,398	8,367	7,730	2,205	1,938	7,496	2,714

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVSVA		ACVIP2		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	2,405	1,250	47	-	301	1,466
Realized gain (loss) on investments	(178)	-	117	(55)	(1,361)	32	(28,256)	2,690
Change in unrealized gain (loss) on investments	(2,859)	-	(5,034)	1,431	(4,057)	(16)	(64,577)	(18,650)
Reinvested capital gains	-	-	-	-	552	-	-	1,173

Net increase (decrease) in contract owners’ equity resulting from operations	(3,037)	-	(2,512)	2,626	(4,819)	16	(92,532)	(13,321)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,352	-	27,527	17,897	13,366	911	213,005	84,179
Transfers between funds	16,400	-	65,087	(798)	1,295	5,416	22,065	99,584
Surrenders (note 6)	-	-	(9)	-	(1)	-	(5,172)	(5)
Death benefits (note 4)	-	-	-	-	-	-	(11)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,521)	-
Deductions for surrender charges (note 2d)	-	-	(815)	(239)	(155)	-	(3,024)	(359)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(601)	-	(10,248)	(4,726)	(5,411)	(291)	(51,021)	(28,497)
Asset charges (note 3)	(27)	-	(301)	(124)	(47)	(4)	(1,486)	(849)
Adjustments to maintain reserves	(168)	-	(108)	7	(25)	17	(103)	(33)

Net equity transactions	21,956	-	81,133	12,017	9,022	6,049	172,732	154,020

Net change in contract owners’ equity	18,919	-	78,621	14,643	4,203	6,065	80,200	140,699
Contract owners’ equity beginning of period	-	-	37,981	23,338	6,065	-	218,227	77,528

Contract owners’ equity end of period	$18,919	-	116,602	37,981	10,268	6,065	298,427	218,227

CHANGES IN UNITS:
Beginning units	-	-	3,362	2,262	352	-	16,400	5,692
Units purchased	3,147	-	8,145	1,954	1,150	369	24,387	13,073
Units redeemed	(126)	-	(1,019)	(854)	(422)	(17)	(11,142)	(2,365)

Ending units	3,021	-	10,488	3,362	1,080	352	29,645	16,400

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU1		ACVV		ACVVS1		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	18,664	7,862	-	-	1,957	427
Realized gain (loss) on investments	(1,179)	322	(40,230)	167	(10,370)	506	(7,298)	859
Change in unrealized gain (loss) on investments	(27,053)	8,487	(322,940)	(88,467)	(94,645)	10,984	(125,391)	(13,223)
Reinvested capital gains	6,715	-	99,086	40,770	7,205	-	33,860	4,590

Net increase (decrease) in contract owners’ equity resulting from operations	(21,517)	8,809	(245,420)	(39,668)	(97,810)	11,490	(96,872)	(7,347)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,787	14,442	236,557	146,385	42,279	6,523	140,044	91,883
Transfers between funds	(109)	935	67,019	257,869	89,134	72,104	16,928	103,872
Surrenders (note 6)	(179)	-	(9,696)	(245)	(88)	-	(6,780)	-
Death benefits (note 4)	-	-	-	(10)	-	-	-	-
Net policy repayments (loans) (note 5)	(4,553)	-	(3,724)	(203)	(627)	-	(1)	(130)
Deductions for surrender charges (note 2d)	(212)	(30)	(4,008)	(202)	(536)	-	(3,104)	(873)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,392)	(6,039)	(73,127)	(46,920)	(21,867)	(3,856)	(47,122)	(34,683)
Asset charges (note 3)	(194)	(197)	(2,865)	(1,661)	(749)	(169)	(1,101)	(775)
Adjustments to maintain reserves	(27)	1	(30)	(7)	(67)	10	2	24

Net equity transactions	(879)	9,112	210,126	355,006	107,479	74,612	98,866	159,318

Net change in contract owners’ equity	(22,396)	17,921	(35,294)	315,338	9,669	86,102	1,994	151,971
Contract owners’ equity beginning of period	53,494	35,573	785,909	470,571	102,422	16,320	242,892	90,921

Contract owners’ equity end of period	$31,098	53,494	750,615	785,909	112,091	102,422	244,886	242,892

CHANGES IN UNITS:
Beginning units	4,394	3,536	65,490	37,198	5,864	1,306	19,302	7,178
Units purchased	1,143	1,438	29,279	32,125	8,298	4,816	14,561	14,915
Units redeemed	(1,172)	(580)	(9,348)	(3,833)	(1,671)	(258)	(5,695)	(2,791)

Ending units	4,365	4,394	85,421	65,490	12,491	5,864	28,168	19,302

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		FVMOS		FQB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$28,941	14,986	909	1,482	420	15	1,670	617
Realized gain (loss) on investments	(4,699)	12,724	(3,588)	8,242	(89)	(39)	(494)	(27)
Change in unrealized gain (loss) on investments	(579,806)	6,787	(18,593)	(3,674)	(1,717)	153	(4,258)	356
Reinvested capital gains	-	-	3,385	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(555,564)	34,497	(17,887)	6,050	(1,386)	129	(3,082)	946

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	319,044	320,676	12,437	24,638	28,162	1,428	19,909	12,126
Transfers between funds	462,879	234,784	(18,614)	(49,517)	588	24,712	5,614	7,318
Surrenders (note 6)	(16)	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	(14)
Net policy repayments (loans) (note 5)	(5,588)	(43,455)	-	-	-	-	(1)	-
Deductions for surrender charges (note 2d)	(5,212)	(10,016)	-	(397)	(337)	-	(302)	(155)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(146,290)	(107,361)	(5,311)	(6,727)	(4,373)	(2,026)	(10,836)	(4,622)
Asset charges (note 3)	(4,960)	(3,448)	(221)	(392)	(120)	(42)	(219)	(108)
Adjustments to maintain reserves	(37)	40	(48)	10	(12)	9	(28)	19

Net equity transactions	619,820	391,220	(11,757)	(32,385)	23,908	24,081	14,137	14,564

Net change in contract owners’ equity	64,256	425,717	(29,644)	(26,335)	22,522	24,210	11,055	15,510
Contract owners’ equity beginning of period	1,038,296	612,579	65,601	91,936	25,561	1,351	27,928	12,418

Contract owners’ equity end of period	$1,102,552	1,038,296	35,957	65,601	48,083	25,561	38,983	27,928

CHANGES IN UNITS:
Beginning units	80,552	50,022	5,014	7,528	2,496	130	2,514	1,178
Units purchased	71,151	45,573	1,433	2,030	2,715	2,568	2,427	1,790
Units redeemed	(15,626)	(15,043)	(2,546)	(4,544)	(475)	(202)	(1,156)	(454)

Ending units	136,077	80,552	3,901	5,014	4,736	2,496	3,785	2,514

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIS		FGS		FOSR		FCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$12,647	7,042	9,951	6,362	40,854	41,832	24,018	20,904
Realized gain (loss) on investments	(19,569)	779	16,690	7,030	(17,890)	21,446	(88,051)	19,698
Change in unrealized gain (loss) on investments	(212,643)	(49,620)	(775,286)	244,101	(955,031)	58,848	(1,308,147)	(337,818)
Reinvested capital gains	361	33,185	-	1,161	152,899	73,684	64,210	621,967

Net increase (decrease) in contract owners’ equity resulting from operations	(219,204)	(8,614)	(748,645)	258,654	(779,168)	195,810	(1,307,970)	324,751

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,956	115,351	253,595	146,409	314,980	283,773	674,391	544,435
Transfers between funds	108,030	187,452	72,218	212,441	137,212	128,607	81,606	505,382
Surrenders (note 6)	(2,730)	(26)	(6,309)	(3)	(4,418)	-	(9,608)	(246)
Death benefits (note 4)	-	-	-	-	-	-	-	(25)
Net policy repayments (loans) (note 5)	(652)	(7,412)	(119)	(10,926)	(136)	(15,669)	(1,391)	(14,188)
Deductions for surrender charges (note 2d)	(1,006)	(1,688)	(1,228)	(226)	(2,349)	(704)	(3,431)	(2,493)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,263)	(49,874)	(97,304)	(72,529)	(121,788)	(92,190)	(253,389)	(180,983)
Asset charges (note 3)	(2,050)	(1,482)	(4,642)	(4,060)	(5,279)	(4,714)	(9,462)	(7,639)
Adjustments to maintain reserves	(69)	5	(106)	44	(85)	16	(64)	49

Net equity transactions	191,216	242,326	216,105	271,150	318,137	299,119	478,652	844,292

Net change in contract owners’ equity	(27,988)	233,712	(532,540)	529,804	(461,031)	494,929	(829,318)	1,169,043
Contract owners’ equity beginning of period	406,014	172,302	1,417,450	887,646	1,543,087	1,048,158	2,694,579	1,525,536

Contract owners’ equity end of period	$378,026	406,014	884,910	1,417,450	1,082,056	1,543,087	1,865,261	2,694,579

CHANGES IN UNITS:
Beginning units	31,088	13,380	97,194	77,220	89,282	71,092	173,746	115,588
Units purchased	28,178	22,230	28,954	26,786	34,376	29,474	68,578	78,726
Units redeemed	(8,748)	(4,522)	(11,156)	(6,812)	(12,104)	(11,284)	(32,744)	(20,568)

Ending units	50,518	31,088	114,992	97,194	111,554	89,282	209,580	173,746

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIGBS		FMCS		FVSS		FNRS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$33,396	9,745	4,239	6,214	268	263	-	329
Realized gain (loss) on investments	(8,390)	221	(34,869)	530	(2,307)	124	2,552	810
Change in unrealized gain (loss) on investments	(63,741)	11,587	(646,877)	35,027	(24,694)	(2,111)	(420,952)	40,060
Reinvested capital gains	660	-	156,793	60,682	5,899	2,748	22,506	14,481

Net increase (decrease) in contract owners’ equity resulting from operations	(38,075)	21,553	(520,714)	102,453	(20,834)	1,024	(395,894)	55,680

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	406,975	195,659	416,429	256,723	13,408	13,265	266,146	88,763
Transfers between funds	68,919	472,590	129,684	214,170	2,318	1,195	229,777	235,797
Surrenders (note 6)	(15,866)	(2)	(1,411)	(63)	-	-	(40)	-
Death benefits (note 4)	(55)	(300)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,614)	(18,067)	(912)	(11,318)	-	-	(478)	-
Deductions for surrender charges (note 2d)	(10,817)	(724)	(2,396)	(455)	-	-	(2,112)	(87)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(140,880)	(71,374)	(131,576)	(87,610)	(4,682)	(4,750)	(47,382)	(28,663)
Asset charges (note 3)	(4,209)	(2,033)	(4,290)	(3,260)	(135)	(130)	(2,203)	(669)
Adjustments to maintain reserves	(119)	19	(150)	38	(2)	(16)	(140)	19

Net equity transactions	296,334	575,768	405,378	368,225	10,907	9,564	443,568	295,160

Net change in contract owners’ equity	258,259	597,321	(115,336)	470,678	(9,927)	10,588	47,674	350,840
Contract owners’ equity beginning of period	802,283	204,962	1,082,607	611,929	34,034	23,446	386,300	35,460

Contract owners’ equity end of period	$1,060,542	802,283	967,271	1,082,607	24,107	34,034	433,974	386,300

CHANGES IN UNITS:
Beginning units	72,418	19,280	69,056	45,078	2,576	1,874	16,830	2,250
Units purchased	54,168	61,811	50,759	31,937	1,665	1,059	29,346	16,101
Units redeemed	(27,543)	(8,673)	(17,820)	(7,959)	(504)	(357)	(4,710)	(1,521)

Ending units	99,043	72,418	101,995	69,056	3,737	2,576	41,466	16,830

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF10S		FF20S		FF30S		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$841	673	7,554	3,359	9,306	5,780	10,962	5,121
Realized gain (loss) on investments	(22)	28	(42,512)	854	(2,712)	9,858	392	2,428
Change in unrealized gain (loss) on investments	(9,307)	430	(97,491)	1,842	(181,873)	(3,310)	(364,615)	39,209
Reinvested capital gains	1,193	694	12,372	4,732	26,121	10,159	79,528	16,926

Net increase (decrease) in contract owners’ equity resulting from operations	(7,295)	1,825	(120,077)	10,787	(149,158)	22,487	(273,733)	63,684

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,509	3,935	160,952	26,909	183,534	97,893	156,896	130,243
Transfers between funds	64	4,410	74,206	52,134	77,497	71,194	46,208	150,843
Surrenders (note 6)	-	-	(3,268)	-	(2)	(18)	(450)	-
Death benefits (note 4)	-	-	-	-	(7,887)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	532	(151)	(4,305)	-
Deductions for surrender charges (note 2d)	-	-	-	-	(2,837)	(1,115)	(1,230)	(712)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,881)	(1,469)	(46,451)	(18,078)	(87,692)	(51,575)	(55,220)	(38,117)
Asset charges (note 3)	(111)	(88)	(1,188)	(512)	(1,711)	(1,108)	(1,730)	(1,105)
Adjustments to maintain reserves	(35)	14	(80)	45	(75)	4	(69)	29

Net equity transactions	3,546	6,802	184,171	60,498	161,359	115,124	140,100	241,181

Net change in contract owners’ equity	(3,749)	8,627	64,094	71,285	12,201	137,611	(133,633)	304,865
Contract owners’ equity beginning of period	28,510	19,883	168,675	97,390	306,321	168,710	435,922	131,057

Contract owners’ equity end of period	$24,761	28,510	232,769	168,675	318,522	306,321	302,289	435,922

CHANGES IN UNITS:
Beginning units	2,212	1,676	12,316	7,834	21,486	13,160	20,640	7,986
Units purchased	621	660	28,731	5,871	23,747	13,258	14,728	14,765
Units redeemed	(269)	(124)	(15,789)	(1,389)	(9,154)	(4,932)	(5,127)	(2,111)

Ending units	2,564	2,212	25,258	12,316	36,079	21,486	30,241	20,640

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF3		FTVFA2		FTVGI3		FTVIS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$18,113	6,354	1,932	-	4,422	1,669	4,743	338
Realized gain (loss) on investments	(6,411)	10,329	(644)	-	2,228	906	(5,608)	27
Change in unrealized gain (loss) on investments	(462,183)	19,015	(26,293)	-	2,434	3,379	(34,102)	(1,372)
Reinvested capital gains	69,923	13,780	1,917	-	-	-	1,986	63

Net increase (decrease) in contract owners’ equity resulting from operations	(380,558)	49,478	(23,088)	-	9,084	5,954	(32,981)	(944)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	412,791	180,809	998	-	62,213	34,860	31,042	8,529
Transfers between funds	224,000	296,864	92,292	-	115,546	18,565	105,916	59,956
Surrenders (note 6)	(5,287)	-	-	-	(6)	-	-	-
Death benefits (note 4)	(25)	(99)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(10,276)	(20,083)	-	-	(7,069)	-	-	-
Deductions for surrender charges (note 2d)	(8,093)	(259)	-	-	(122)	(75)	(82)	(184)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(139,260)	(74,444)	(2,905)	-	(20,415)	(9,661)	(11,698)	(4,301)
Asset charges (note 3)	(3,420)	(1,709)	(184)	-	(678)	(294)	(425)	(135)
Adjustments to maintain reserves	(122)	(370)	(25)	-	(189)	19	(74)	(2)

Net equity transactions	470,308	380,709	90,176	-	149,280	43,414	124,679	63,863

Net change in contract owners’ equity	89,750	430,187	67,088	-	158,364	49,368	91,698	62,919
Contract owners’ equity beginning of period	605,553	175,366	-	-	83,666	34,298	64,310	1,391

Contract owners’ equity end of period	$695,303	605,553	67,088	-	242,030	83,666	156,008	64,310

CHANGES IN UNITS:
Beginning units	38,256	12,790	-	-	6,758	3,076	5,526	124
Units purchased	48,628	32,026	10,514	-	13,901	4,772	15,082	6,069
Units redeemed	(13,193)	(6,560)	(435)	-	(2,252)	(1,090)	(1,551)	(667)

Ending units	73,691	38,256	10,079	-	18,407	6,758	19,057	5,526

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVRDI		FTVSVI		WRASP		WRBP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,088	1,245	9,274	3,364	266	-	-	-
Realized gain (loss) on investments	(1,563)	1,688	(27,187)	1,533	(260)	-	-	-
Change in unrealized gain (loss) on investments	(15,185)	(4,992)	(271,756)	(60,143)	(5,498)	-	-	-
Reinvested capital gains	403	706	50,168	25,739	4,364	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,257)	(1,353)	(239,501)	(29,507)	(1,128)	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,079	21,189	217,212	157,865	49,301	-	-	-
Transfers between funds	(1,526)	(3,913)	(9,318)	206,100	2,728	-	28	-
Surrenders (note 6)	(4,880)	(13)	(1,030)	(101)	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(2,002)	(1,682)	(1,348)	(48)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,659)	(7,264)	(59,097)	(40,583)	(2,065)	-	-	-
Asset charges (note 3)	(255)	(262)	(2,157)	(1,571)	-	-	-	-
Adjustments to maintain reserves	(25)	8	(71)	(5)	(3)	-	(3)	-

Net equity transactions	(1,268)	8,063	144,191	321,657	49,961	-	25	-

Net change in contract owners’ equity	(16,525)	6,710	(95,310)	292,150	48,833	-	25	-
Contract owners’ equity beginning of period	55,066	48,356	643,924	351,774	-	-	-	-

Contract owners’ equity end of period	$38,541	55,066	548,614	643,924	48,833	-	25	-

CHANGES IN UNITS:
Beginning units	4,572	3,918	50,330	26,908	-	-	-	-
Units purchased	1,315	1,699	25,611	27,391	6,682	-	3	-
Units redeemed	(1,507)	(1,045)	(12,065)	(3,969)	(277)	-	-	-

Ending units	4,380	4,572	63,876	50,330	6,405	-	3	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRBDP		WRCEP		WRDIV		WRENG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$19	-	26	-	13	-	1	-
Realized gain (loss) on investments	(8)	-	(14)	-	(15)	-	(13)	-
Change in unrealized gain (loss) on investments	481	-	(1,306)	-	(977)	-	(17)	-
Reinvested capital gains	-	-	390	-	23	-	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	492	-	(904)	-	(956)	-	(28)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,788	-	11,656	-	12,826	-	83	-
Transfers between funds	167	-	135	-	11	-	434	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,043)	-	(225)	-	(296)	-	(63)	-
Asset charges (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	(6)	-	(6)	-	(3)	-

Net equity transactions	19,910	-	11,560	-	12,535	-	451	-

Net change in contract owners’ equity	20,402	-	10,656	-	11,579	-	423	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$20,402	-	10,656	-	11,579	-	423	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,105	-	1,489	-	1,623	-	88	-
Units redeemed	(105)	-	(31)	-	(42)	-	(11)	-

Ending units	2,000	-	1,458	-	1,581	-	77	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRGNR		WRGP		WRHIP		WRIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$516	-	-	-	127	-	50	-
Realized gain (loss) on investments	(204)	-	(137)	-	(60)	-	(117)	-
Change in unrealized gain (loss) on investments	(6,619)	-	(2,078)	-	(547)	-	(1,601)	-
Reinvested capital gains	2,095	-	131	-	-	-	421	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,212)	-	(2,084)	-	(480)	-	(1,247)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,974	-	12,223	-	16,254	-	15,905	-
Transfers between funds	65	-	102	-	883	-	9	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(419)	-	(809)	-	(551)	-	(527)	-
Asset charges (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	-	-	-	(3)	-	(5)	-

Net equity transactions	22,615	-	11,516	-	16,583	-	15,382	-

Net change in contract owners’ equity	18,403	-	9,432	-	16,103	-	14,135	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$18,403	-	9,432	-	16,103	-	14,135	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	4,487	-	1,442	-	2,080	-	2,165	-
Units redeemed	(97)	-	(111)	-	(70)	-	(79)	-

Ending units	4,390	-	1,331	-	2,010	-	2,086	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRI2P		WRMIC		WRMCG		WRMMP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$36	-	-	-	-	-	53	-
Realized gain (loss) on investments	(181)	-	-	-	(22)	-	-	-
Change in unrealized gain (loss) on investments	(1,001)	-	1	-	5	-	-	-
Reinvested capital gains	145	-	-	-	16	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,001)	-	1	-	(1)	-	53	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,502	-	16	-	809	-	118,707	-
Transfers between funds	26	-	5	-	9	-	(23,030)	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(417)	-	(2)	-	(49)	-	(4,257)	-
Asset charges (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	-	(2)	-	(7)	-	(7)	-

Net equity transactions	6,108	-	17	-	762	-	91,413	-

Net change in contract owners’ equity	5,107	-	18	-	761	-	91,466	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$5,107	-	18	-	761	-	91,466	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	793	-	4	-	112	-	11,799	-
Units redeemed	(60)	-	(1)	-	(8)	-	(2,715)	-

Ending units	733	-	3	-	104	-	9,084	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRPMP		WRPMAP		WRRESP		WRSTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	-	-	24	-	-	-
Realized gain (loss) on investments	(61)	-	(26)	-	(9)	-	(109)	-
Change in unrealized gain (loss) on investments	1,363	-	2,430	-	226	-	(460)	-
Reinvested capital gains	-	-	-	-	68	-	67	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,302	-	2,404	-	309	-	(502)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,716	-	71,210	-	2,143	-	2,307	-
Transfers between funds	11,350	-	6,577	-	426	-	61	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,093)	-	(2,710)	-	(191)	-	(153)	-
Asset charges (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(16)	-	41	-	(2)	-	(3)	-

Net equity transactions	38,957	-	75,118	-	2,376	-	2,212	-

Net change in contract owners’ equity	40,259	-	77,522	-	2,685	-	1,710	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$40,259	-	77,522	-	2,685	-	1,710	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	5,038	-	9,866	-	444	-	253	-
Units redeemed	(258)	-	(344)	-	(32)	-	(22)	-

Ending units	4,780	-	9,522	-	412	-	231	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCP		WRSCV		WRVP		JACAS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	3	-	7	-	21	64
Realized gain (loss) on investments	(43)	-	-	-	-	-	(5,705)	351
Change in unrealized gain (loss) on investments	(500)	-	27	-	66	-	(234,112)	5,478
Reinvested capital gains	34	-	27	-	21	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(509)	-	57	-	94	-	(239,796)	5,893

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,318	-	1,153	-	2,067	-	141,588	6,064
Transfers between funds	6	-	6	-	-	-	496,267	53,806
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(47)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(159)	-	(67)	-	(126)	-	(35,712)	(3,254)
Asset charges (note 3)	-	-	-	-	-	-	(1,049)	(87)
Adjustments to maintain reserves	(6)	-	(1)	-	(2)	-	(115)	37

Net equity transactions	2,159	-	1,091	-	1,939	-	600,932	56,566

Net change in contract owners’ equity	1,650	-	1,148	-	2,033	-	361,136	62,459
Contract owners’ equity beginning of period	-	-	-	-	-	-	62,840	381

Contract owners’ equity end of period	$1,650	-	1,148	-	2,033	-	423,976	62,840

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	4,350	36
Units purchased	254	-	153	-	278	-	51,888	4,570
Units redeemed	(23)	-	(9)	-	(17)	-	(3,538)	(256)

Ending units	231	-	144	-	261	-	52,700	4,350

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JARLCS		JAIGS2		AMTB		MFBIE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$223	127	25,592	1,754	21,204	6,826	1,724	170
Realized gain (loss) on investments	(176)	3	(28,427)	8,346	(4,138)	485	(6,016)	1
Change in unrealized gain (loss) on investments	(15,849)	(808)	(833,455)	64,780	(78,420)	1,234	(18,244)	(1,143)
Reinvested capital gains	1,938	-	137,243	-	-	-	4,150	950

Net increase (decrease) in contract owners’ equity resulting from operations	(13,864)	(678)	(699,047)	74,880	(61,354)	8,545	(18,386)	(22)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	553,771	166,724	154,351	121,452	1,901	7,958
Transfers between funds	80	39,215	380,132	476,309	46,587	196,054	19,267	26,612
Surrenders (note 6)	-	-	(871)	(20)	(7,986)	(1)	-	-
Death benefits (note 4)	-	-	-	(66)	(59)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,878)	(5,282)	(7,908)	(8,958)	1,837	-
Deductions for surrender charges (note 2d)	-	-	(3,999)	(239)	(6,188)	(900)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(400)	(62)	(136,528)	(49,578)	(68,623)	(40,468)	(1,385)	(44)
Asset charges (note 3)	(118)	(12)	(3,932)	(1,374)	(1,943)	(926)	(138)	(5)
Adjustments to maintain reserves	(20)	13	(102)	(88)	(110)	75	(20)	17

Net equity transactions	(458)	39,154	786,593	586,386	108,121	266,328	21,462	34,538

Net change in contract owners’ equity	(14,322)	38,476	87,546	661,266	46,767	274,873	3,076	34,516
Contract owners’ equity beginning of period	38,476	-	719,458	58,192	369,194	94,321	34,516	-

Contract owners’ equity end of period	$24,154	38,476	807,004	719,458	415,961	369,194	37,592	34,516

CHANGES IN UNITS:
Beginning units	3,828	-	48,306	5,004	33,310	8,916	3,324	-
Units purchased	8	3,835	78,464	47,468	20,972	29,160	2,937	3,329
Units redeemed	(67)	(7)	(13,393)	(4,166)	(10,931)	(4,766)	(243)	(5)

Ending units	3,769	3,828	113,377	48,306	43,351	33,310	6,018	3,324

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MFBOV		MFFCA		MFTCG		MIGIC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$30	-	-	-	8	-	17	8
Realized gain (loss) on investments	(1,018)	-	(1,308)	(1)	(3,979)	-	(184)	223
Change in unrealized gain (loss) on investments	(26,834)	-	(27,127)	(1,462)	(20,100)	-	(1,367)	47
Reinvested capital gains	2,091	-	1,955	1,814	1,055	-	140	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,731)	-	(26,480)	351	(23,016)	-	(1,394)	278

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(47)	-	1,300	19,895	665	-	2,676	3,140
Transfers between funds	12,417	60,926	16,367	36,067	21,461	34,815	(885)	(914)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	4,277	-	2,456	-	2,496	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(529)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,521)	-	(1,272)	(108)	(1,090)	-	(842)	(1,063)
Asset charges (note 3)	(214)	-	(188)	(13)	(120)	-	(21)	(17)
Adjustments to maintain reserves	(16)	12	(22)	21	(31)	19	(22)	20

Net equity transactions	14,896	60,938	18,641	55,862	23,381	34,834	906	637

Net change in contract owners’ equity	(10,835)	60,938	(7,839)	56,213	365	34,834	(488)	915
Contract owners’ equity beginning of period	60,938	-	56,213	-	34,834	-	3,169	2,254

Contract owners’ equity end of period	$50,103	60,938	48,374	56,213	35,199	34,834	2,681	3,169

CHANGES IN UNITS:
Beginning units	6,272	-	5,678	-	3,248	-	250	198
Units purchased	1,925	6,272	3,005	5,690	3,408	3,248	257	260
Units redeemed	(326)	-	(254)	(12)	(224)	-	(172)	(208)

Ending units	7,871	6,272	8,429	5,678	6,432	3,248	335	250

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MVFIC		GVAAA2		GVABD2		GVAGG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,326	1,132	18,544	4,692	10,198	2,780	7,324	2,238
Realized gain (loss) on investments	(16,849)	1,662	(18,471)	(66)	(3,374)	(19)	(4,428)	565
Change in unrealized gain (loss) on investments	(192,392)	5,614	(196,148)	(7,710)	(23,642)	(2,298)	(101,277)	4,642
Reinvested capital gains	14,598	1,938	7,621	17	127	-	7,453	-

Net increase (decrease) in contract owners’ equity resulting from operations	(190,317)	10,346	(188,454)	(3,067)	(16,691)	463	(90,928)	7,445

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	276,389	47,749	301,768	47,020	25,675	14,469	126,446	75,305
Transfers between funds	46,616	237,569	367,336	221,942	139,092	39,954	161,097	52,849
Surrenders (note 6)	(751)	(1)	-	-	(39)	-	(2,009)	-
Death benefits (note 4)	-	-	-	-	-	(328)	-	-
Net policy repayments (loans) (note 5)	(393)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(286)	(50)	(1,261)	(180)	(239)	(2)	(1,191)	(99)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,165)	(25,250)	(72,634)	(12,476)	(11,977)	(3,512)	(47,654)	(21,729)
Asset charges (note 3)	(1,396)	(816)	(2,444)	(314)	(572)	(100)	(1,050)	(377)
Adjustments to maintain reserves	(129)	14	(68)	13	(90)	15	(97)	45

Net equity transactions	274,885	259,215	592,697	256,005	151,850	50,496	235,542	105,994

Net change in contract owners’ equity	84,568	269,561	404,243	252,938	135,159	50,959	144,614	113,439
Contract owners’ equity beginning of period	364,793	95,232	273,186	20,248	52,160	1,201	120,573	7,134

Contract owners’ equity end of period	$449,361	364,793	677,429	273,186	187,319	52,160	265,187	120,573

CHANGES IN UNITS:
Beginning units	26,056	7,340	24,380	1,918	4,806	114	9,724	658
Units purchased	29,365	20,655	70,264	24,066	16,706	5,058	30,335	11,026
Units redeemed	(7,813)	(1,939)	(8,555)	(1,604)	(2,362)	(366)	(5,206)	(1,960)

Ending units	47,608	26,056	86,089	24,380	19,150	4,806	34,853	9,724

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGR2		GVAGI2		NVCRA1		NVCRB1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$10,539	1,620	2,863	170	876	-	1,576	-
Realized gain (loss) on investments	(14,216)	6,735	(1,911)	(606)	(5,849)	-	(9,779)	-
Change in unrealized gain (loss) on investments	(268,514)	790	(36,572)	(291)	(14,213)	-	(532)	-
Reinvested capital gains	28,511	43	32	-	2,167	-	832	-

Net increase (decrease) in contract owners’ equity resulting from operations	(243,680)	9,188	(35,588)	(727)	(17,019)	-	(7,903)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	271,304	127,613	47,157	7,872	70,310	-	3,638	-
Transfers between funds	134,742	204,022	134,559	8,748	65,767	-	194,039	-
Surrenders (note 6)	(1,469)	(1)	-	-	(465)	-	-	-
Death benefits (note 4)	-	(64)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(327)	(5,285)	-	(71)	-	-	-	-
Deductions for surrender charges (note 2d)	(2,388)	(170)	(334)	-	-	-	(38)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(79,081)	(38,857)	(14,966)	(1,519)	(15,303)	-	(5,040)	-
Asset charges (note 3)	(2,008)	(768)	(338)	(17)	(216)	-	(136)	-
Adjustments to maintain reserves	(95)	(18)	(59)	38	(26)	-	(47)	-

Net equity transactions	320,678	286,472	166,019	15,051	120,067	-	192,416	-

Net change in contract owners’ equity	76,998	295,660	130,431	14,324	103,048	-	184,513	-
Contract owners’ equity beginning of period	332,412	36,752	14,324	-	-	-	-	-

Contract owners’ equity end of period	$409,410	332,412	144,755	14,324	103,048	-	184,513	-

CHANGES IN UNITS:
Beginning units	28,662	3,546	1,448	-	-	-	-	-
Units purchased	44,308	29,109	24,255	2,428	18,436	-	23,719	-
Units redeemed	(9,692)	(3,993)	(2,077)	(980)	(2,375)	-	(661)	-

Ending units	63,278	28,662	23,626	1,448	16,061	-	23,058	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCA1		NVCCN1		NVCMD1		NVCMA1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,621	-	562	-	1,435	-	2,752	-
Realized gain (loss) on investments	(13,319)	-	(302)	-	(20,839)	-	(26,328)	-
Change in unrealized gain (loss) on investments	3,209	-	(548)	-	4,697	-	(14,643)	-
Reinvested capital gains	2,004	-	90	-	1,054	-	4,092	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,485)	-	(198)	-	(13,653)	-	(34,127)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,341	-	8,429	-	89,043	-	203,615	-
Transfers between funds	202,442	-	45,882	-	93,159	-	249,613	-
Surrenders (note 6)	-	-	-	-	-	-	(58)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,274)	-	(1,893)	-	(10,518)	-	(36,529)	-
Asset charges (note 3)	(156)	-	(153)	-	(347)	-	(650)	-
Adjustments to maintain reserves	(33)	-	(6)	-	(44)	-	(49)	-

Net equity transactions	224,320	-	52,259	-	171,293	-	415,942	-

Net change in contract owners’ equity	217,835	-	52,061	-	157,640	-	381,815	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$217,835	-	52,061	-	157,640	-	381,815	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	31,663	-	5,918	-	22,086	-	60,541	-
Units redeemed	(1,673)	-	(224)	-	(1,417)	-	(5,181)	-

Ending units	29,990	-	5,694	-	20,669	-	55,360	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMC1		NVCBD1		HIBF3		GEM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,136	-	653	-	18,939	9,018	9,414	2,884
Realized gain (loss) on investments	(202)	-	(27)	-	(16,612)	61	(4,502)	4,238
Change in unrealized gain (loss) on investments	(9,056)	-	(325)	-	(80,261)	(5,726)	(746,380)	93,877
Reinvested capital gains	299	-	-	-	-	-	173,655	33,788

Net increase (decrease) in contract owners’ equity resulting from operations	(7,823)	-	301	-	(77,934)	3,353	(567,813)	134,787

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,261	-	216	-	23,219	20,661	341,785	156,881
Transfers between funds	91,795	-	47,842	-	139,894	18,892	179,580	221,052
Surrenders (note 6)	-	-	-	-	(6,992)	-	(17)	-
Death benefits (note 4)	-	-	-	-	-	-	-	(18)
Net policy repayments (loans) (note 5)	-	-	-	-	(4,598)	-	(5,736)	-
Deductions for surrender charges (note 2d)	-	-	-	-	(1,929)	(168)	(1,118)	(776)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,210)	-	(1,086)	-	(18,394)	(9,146)	(100,188)	(54,620)
Asset charges (note 3)	(271)	-	(49)	-	(772)	(285)	(2,812)	(1,542)
Adjustments to maintain reserves	(18)	-	(24)	-	(59)	(7)	(28)	106

Net equity transactions	122,557	-	46,899	-	130,369	29,947	411,466	321,083

Net change in contract owners’ equity	114,734	-	47,200	-	52,435	33,300	(156,347)	455,870
Contract owners’ equity beginning of period	-	-	-	-	134,584	101,284	652,618	196,748

Contract owners’ equity end of period	$114,734	-	47,200	-	187,019	134,584	496,271	652,618

CHANGES IN UNITS:
Beginning units	-	-	-	-	11,190	8,688	24,604	10,796
Units purchased	14,117	-	4,867	-	14,301	3,303	26,308	16,339
Units redeemed	(419)	-	(121)	-	(3,865)	(801)	(6,546)	(2,531)

Ending units	13,698	-	4,746	-	21,626	11,190	44,366	24,604

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVIE6		GBF		GVGHS		GVIX6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$297	-	37,116	12,467	227	76	3,351	2,078
Realized gain (loss) on investments	(521)	-	5,138	263	(4,027)	4,509	(2,073)	718
Change in unrealized gain (loss) on investments	(16,900)	-	40,050	6,621	(23,892)	4,359	(89,855)	10,320
Reinvested capital gains	4,511	-	-	-	6,697	1,894	239	233

Net increase (decrease) in contract owners’ equity resulting from operations	(12,613)	-	82,304	19,351	(20,995)	10,838	(88,338)	13,349

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,349	-	421,531	148,578	25,681	39,451	11,539	11,757
Transfers between funds	38,394	-	651,142	235,771	7,978	(47,869)	31,837	77,399
Surrenders (note 6)	-	-	(10,174)	(3)	(3,534)	-	-	(1)
Death benefits (note 4)	-	-	(55)	(302)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(11,335)	(13,934)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(9,205)	(819)	(1,120)	(62)	(163)	(53)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(896)	-	(142,891)	(57,564)	(11,983)	(9,297)	(11,268)	(6,514)
Asset charges (note 3)	(39)	-	(3,826)	(1,208)	(359)	(397)	(507)	(366)
Adjustments to maintain reserves	(19)	-	(107)	6	(48)	(5)	(41)	(11)

Net equity transactions	39,789	-	895,080	310,525	16,615	(18,179)	31,397	82,211

Net change in contract owners’ equity	27,176	-	977,384	329,876	(4,380)	(7,341)	(56,941)	95,560
Contract owners’ equity beginning of period	-	-	461,811	131,935	72,776	80,117	178,006	82,446

Contract owners’ equity end of period	$27,176	-	1,439,195	461,811	68,396	72,776	121,065	178,006

CHANGES IN UNITS:
Beginning units	-	-	40,524	12,406	5,826	7,262	14,812	7,512
Units purchased	5,160	-	92,993	34,961	4,786	3,346	4,216	7,882
Units redeemed	(226)	-	(16,277)	(6,843)	(3,289)	(4,782)	(1,321)	(582)

Ending units	4,934	-	117,240	40,524	7,323	5,826	17,707	14,812

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDA		GVIDC		GVIDM		GVDMA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$14,635	4,439	4,574	441	26,142	18,207	61,886	38,361
Realized gain (loss) on investments	(106,893)	3,371	(715)	24	(10,894)	3,734	(165,954)	13,635
Change in unrealized gain (loss) on investments	(369,450)	(9,343)	(10,034)	(143)	(337,235)	(770)	(973,554)	(11,916)
Reinvested capital gains	151,355	5,009	2,187	284	85,895	10,099	272,695	30,732

Net increase (decrease) in contract owners’ equity resulting from operations	(310,353)	3,476	(3,988)	606	(236,092)	31,270	(804,927)	70,812

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	716,005	158,083	105,132	7,141	420,982	159,629	1,236,517	785,459
Transfers between funds	203,061	203,411	122,878	3,182	229,342	391,021	419,341	796,569
Surrenders (note 6)	(1,073)	(72)	(16)	-	(316)	(31)	(25,542)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,722)	(2,505)	-	-	-	-	(19,663)	(31,473)
Deductions for surrender charges (note 2d)	(10,899)	(5,494)	(2,208)	(52)	(13,527)	(1,941)	(46,659)	(7,580)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(169,630)	(86,070)	(12,771)	(3,551)	(150,738)	(75,478)	(490,615)	(283,309)
Asset charges (note 3)	(3,709)	(1,020)	(792)	(70)	(4,234)	(2,708)	(12,376)	(7,262)
Adjustments to maintain reserves	(102)	11	(64)	5	(92)	3	50	46

Net equity transactions	717,931	266,344	212,159	6,655	481,417	470,495	1,061,053	1,252,450

Net change in contract owners’ equity	407,578	269,820	208,171	7,261	245,325	501,765	256,126	1,323,262
Contract owners’ equity beginning of period	336,464	66,644	14,674	7,413	741,604	239,839	2,067,429	744,167

Contract owners’ equity end of period	$744,042	336,464	222,845	14,674	986,929	741,604	2,323,555	2,067,429

CHANGES IN UNITS:
Beginning units	24,672	5,178	1,266	674	59,144	20,210	156,190	59,678
Units purchased	88,649	26,477	20,619	915	65,075	46,200	185,566	122,142
Units redeemed	(26,936)	(6,983)	(1,427)	(323)	(21,740)	(7,266)	(85,903)	(25,630)

Ending units	86,385	24,672	20,458	1,266	102,479	59,144	255,853	156,190

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMC		NVLCP1		SGRF		MCIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,147	310	30	-	-	-	4,865	2,554
Realized gain (loss) on investments	(2,118)	177	(2)	-	(15,222)	17,434	(7,137)	779
Change in unrealized gain (loss) on investments	(27,601)	(264)	101	-	(442,446)	53,066	(186,519)	(1,741)
Reinvested capital gains	6,620	222	-	-	-	-	24,573	4,668

Net increase (decrease) in contract owners’ equity resulting from operations	(19,952)	445	129	-	(457,668)	70,500	(164,218)	6,260

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41,296	11,378	2,277	-	218,306	245,313	150,356	97,355
Transfers between funds	111,768	3,592	21	-	(263,769)	208,971	92,039	131,651
Surrenders (note 6)	-	-	-	-	(5,267)	-	(6,245)	(1)
Death benefits (note 4)	(402)	-	-	-	(20)	(159)	-	-
Net policy repayments (loans) (note 5)	9,319	-	-	-	(2,386)	(36,392)	(4,417)	(2)
Deductions for surrender charges (note 2d)	(42)	-	-	-	(4,950)	(464)	(3,748)	(160)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,881)	(8,717)	(119)	-	(95,000)	(97,946)	(42,154)	(28,412)
Asset charges (note 3)	(379)	(57)	(4)	-	(3,548)	(3,833)	(1,681)	(904)
Adjustments to maintain reserves	(67)	11	(16)	-	(124)	(277)	(59)	(14)

Net equity transactions	139,612	6,207	2,159	-	(156,758)	315,213	184,091	199,513

Net change in contract owners’ equity	119,660	6,652	2,288	-	(614,426)	385,713	19,873	205,773
Contract owners’ equity beginning of period	13,470	6,818	-	-	1,132,021	746,308	313,223	107,450

Contract owners’ equity end of period	$133,130	13,470	2,288	-	517,595	1,132,021	333,096	313,223

CHANGES IN UNITS:
Beginning units	1,116	598	-	-	84,110	60,450	23,042	8,502
Units purchased	13,916	1,257	244	-	28,674	38,460	20,719	16,695
Units redeemed	(2,049)	(739)	(14)	-	(41,419)	(14,800)	(5,195)	(2,155)

Ending units	12,983	1,116	230	-	71,365	84,110	38,566	23,042

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SAM		NVMIG3		GVDIV3		NVMLG1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$51,748	50,424	518	-	12,241	14,926	34	-
Realized gain (loss) on investments	-	-	(6,641)	-	(36,100)	7,644	(2,701)	-
Change in unrealized gain (loss) on investments	-	-	(217,291)	-	(503,600)	(57,547)	467	-
Reinvested capital gains	-	-	-	-	112,120	40,396	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,748	50,424	(223,414)	-	(415,339)	5,419	(2,200)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,897,806	12,251,972	174,820	-	309,120	269,124	1,823	-
Transfers between funds	(8,186,428)	(10,843,247)	633,540	-	(111,312)	290,058	16,125	-
Surrenders (note 6)	(385,473)	(3,909)	(2,080)	-	(5,297)	(87)	-	-
Death benefits (note 4)	-	(66)	-	-	(15)	(130)	-	-
Net policy repayments (loans) (note 5)	(37,963)	(69,911)	(2,037)	-	(4,148)	(18,563)	-	-
Deductions for surrender charges (note 2d)	(6,887)	(1,526)	(3,431)	-	(4,617)	(841)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(523,152)	(379,878)	(64,129)	-	(96,262)	(94,826)	(509)	-
Asset charges (note 3)	(14,428)	(8,778)	(1,329)	-	(2,768)	(2,872)	(10)	-
Adjustments to maintain reserves	(213)	2,131	(47)	-	(108)	(320)	(10)	-

Net equity transactions	2,743,262	946,788	735,307	-	84,593	441,543	17,419	-

Net change in contract owners’ equity	2,795,010	997,212	511,893	-	(330,746)	446,962	15,219	-
Contract owners’ equity beginning of period	1,964,544	967,332	-	-	872,940	425,978	-	-

Contract owners’ equity end of period	$4,759,554	1,964,544	511,893	-	542,194	872,940	15,219	-

CHANGES IN UNITS:
Beginning units	174,684	90,136	-	-	60,332	30,304	-	-
Units purchased	1,124,101	1,137,507	93,470	-	31,763	46,347	2,472	-
Units redeemed	(884,090)	(1,052,959)	(10,105)	-	(22,271)	(16,319)	(81)	-

Ending units	414,695	174,684	83,365	-	69,824	60,332	2,391	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMLV1		NVMMG1		NVMMV2		SCGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8	-	-	-	3,697	-	-	-
Realized gain (loss) on investments	(119)	-	(2,272)	-	(3,929)	-	(3,838)	672
Change in unrealized gain (loss) on investments	(278)	-	(81,689)	-	(139,410)	-	(29,601)	2,843
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(389)	-	(83,961)	-	(139,642)	-	(33,439)	3,515

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	510	-	53,098	-	130,714	-	41,080	30,615
Transfers between funds	1,538	-	220,001	-	458,940	-	3,259	(1,207)
Surrenders (note 6)	-	-	(790)	-	(1,544)	-	(344)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,015)	-	(1,669)	-	(4,340)	-
Deductions for surrender charges (note 2d)	-	-	(1,079)	-	(2,585)	-	(665)	(15)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(466)	-	(20,559)	-	(49,365)	-	(11,622)	(8,347)
Asset charges (note 3)	-	-	(444)	-	(1,039)	-	(274)	(228)
Adjustments to maintain reserves	(30)	-	(25)	-	(12)	-	(54)	6

Net equity transactions	1,552	-	249,187	-	533,440	-	27,040	20,824

Net change in contract owners’ equity	1,163	-	165,226	-	393,798	-	(6,399)	24,339
Contract owners’ equity beginning of period	-	-	-	-	-	-	61,076	36,737

Contract owners’ equity end of period	$1,163	-	165,226	-	393,798	-	54,677	61,076

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	4,802	3,170
Units purchased	258	-	29,398	-	65,412	-	6,144	2,863
Units redeemed	(75)	-	(3,087)	-	(7,140)	-	(2,923)	(1,231)

Ending units	183	-	26,311	-	58,272	-	8,023	4,802

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCF		TRF		NVNMO1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,753	1,689	2,533	155	11,215	8,794	-	-
Realized gain (loss) on investments	(15,947)	(358)	(11,022)	1,705	(29,811)	12,682	(36)	-
Change in unrealized gain (loss) on investments	(42,537)	(33,152)	(172,985)	(17,074)	(539,952)	(9,693)	11	-
Reinvested capital gains	-	20,363	62,513	12,366	132,450	35,241	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(56,731)	(11,458)	(118,961)	(2,848)	(426,098)	47,024	(25)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,420	67,701	147,608	74,139	404,855	240,026	168	-
Transfers between funds	3,923	30,706	94,640	53,658	(210,976)	396,741	193	-
Surrenders (note 6)	(384)	-	(1,434)	-	(8,340)	-	-	-
Death benefits (note 4)	-	-	(10)	-	(51)	(322)	-	-
Net policy repayments (loans) (note 5)	(4,463)	-	(2,097)	(264)	(8,210)	(29,127)	-	-
Deductions for surrender charges (note 2d)	(652)	(223)	(1,376)	(301)	(11,733)	(502)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,381)	(15,454)	(44,557)	(23,963)	(162,098)	(99,964)	(122)	-
Asset charges (note 3)	(656)	(550)	(1,053)	(504)	(3,717)	(2,768)	-	-
Adjustments to maintain reserves	(45)	(6)	(92)	(60)	(108)	(621)	(12)	-

Net equity transactions	33,762	82,174	191,629	102,705	(378)	503,463	227	-

Net change in contract owners’ equity	(22,969)	70,716	72,668	99,857	(426,476)	550,487	202	-
Contract owners’ equity beginning of period	144,483	73,767	163,830	63,973	1,083,115	532,628	-	-

Contract owners’ equity end of period	$121,514	144,483	236,498	163,830	656,639	1,083,115	202	-

CHANGES IN UNITS:
Beginning units	12,256	5,826	12,442	4,962	81,126	43,158	-	-
Units purchased	6,822	7,702	21,552	10,578	49,486	48,130	65	-
Units redeemed	(3,886)	(1,272)	(4,937)	(3,098)	(46,461)	(10,162)	(26)	-

Ending units	15,192	12,256	29,057	12,442	84,151	81,126	39	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNSR2		NVSTB2		GGTC3		GVUG1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,617	-	-	-	-	-	-	-
Realized gain (loss) on investments	(9,172)	-	-	-	(15,326)	19,788	(1,962)	634
Change in unrealized gain (loss) on investments	(245,152)	-	-	-	(72,335)	3,152	(45,047)	4,460
Reinvested capital gains	-	-	-	-	17,249	-	13,969	-

Net increase (decrease) in contract owners’ equity resulting from operations	(252,707)	-	-	-	(70,412)	22,940	(33,040)	5,094

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	151,669	-	14	-	49,055	64,622	32,496	29,732
Transfers between funds	709,816	-	8,920	-	(2,488)	(43,242)	18,057	17,899
Surrenders (note 6)	(284)	-	-	-	-	-	(29)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,345)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(2,723)	-	-	-	(352)	(12)	(50)	(217)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,777)	-	(9)	-	(15,708)	(11,344)	(12,584)	(5,886)
Asset charges (note 3)	(1,155)	-	-	-	(525)	(529)	(296)	(151)
Adjustments to maintain reserves	(17)	-	(6)	-	(69)	24	(147)	(10)

Net equity transactions	801,184	-	8,919	-	29,913	9,519	37,447	41,367

Net change in contract owners’ equity	548,477	-	8,919	-	(40,499)	32,459	4,407	46,461
Contract owners’ equity beginning of period	-	-	-	-	122,873	90,414	54,986	8,525

Contract owners’ equity end of period	$548,477	-	8,919	-	82,374	122,873	59,393	54,986

CHANGES IN UNITS:
Beginning units	-	-	-	-	7,472	6,608	3,802	722
Units purchased	97,301	-	898	-	6,030	6,046	4,382	3,552
Units redeemed	(8,501)	-	(1)	-	(3,759)	(5,182)	(1,189)	(472)

Ending units	88,800	-	897	-	9,743	7,472	6,995	3,802

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	EIF		MSBF		NVRE1		AMINS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$10,773	10,407	14,113	4,782	649	-	20	11,284
Realized gain (loss) on investments	(97,337)	16,820	(4,566)	53	(2,820)	-	(120,835)	10,104
Change in unrealized gain (loss) on investments	(150,948)	(85,364)	(46,634)	516	(3,544)	-	(79,827)	(70,160)
Reinvested capital gains	7,020	31,774	5,012	5	-	-	64	38,938

Net increase (decrease) in contract owners’ equity resulting from operations	(230,492)	(26,363)	(32,075)	5,356	(5,715)	-	(200,578)	(9,833)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	262,298	297,781	69,376	26,531	6,186	-	284,497	225,378
Transfers between funds	(259,630)	142,166	21,015	37,563	24,288	-	(475,793)	426,824
Surrenders (note 6)	(3,450)	-	(10)	-	-	-	(6,722)	-
Death benefits (note 4)	(21)	(258)	-	-	-	-	(31)	(188)
Net policy repayments (loans) (note 5)	(2,871)	(18,569)	-	-	-	-	(7,939)	(26,498)
Deductions for surrender charges (note 2d)	(5,757)	(1,221)	(448)	-	(22)	-	(7,558)	(399)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,325)	(94,873)	(13,083)	(7,775)	(1,564)	-	(91,729)	(83,962)
Asset charges (note 3)	(2,410)	(2,683)	(662)	(428)	(44)	-	(2,434)	(1,732)
Adjustments to maintain reserves	(125)	(482)	(61)	11	(40)	-	(675)	(727)

Net equity transactions	(99,291)	321,861	76,127	55,902	28,804	-	(308,384)	538,696

Net change in contract owners’ equity	(329,783)	295,498	44,052	61,258	23,089	-	(508,962)	528,863
Contract owners’ equity beginning of period	695,727	400,229	143,311	82,053	-	-	716,630	187,767

Contract owners’ equity end of period	$365,944	695,727	187,363	143,311	23,089	-	207,668	716,630

CHANGES IN UNITS:
Beginning units	57,762	32,492	12,774	7,652	-	-	47,864	12,944
Units purchased	29,971	47,247	9,832	5,871	4,414	-	27,270	42,330
Units redeemed	(39,515)	(21,977)	(2,414)	(749)	(325)	-	(49,239)	(7,410)

Ending units	48,218	57,762	20,192	12,774	4,089	-	25,895	47,864

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMRS		AMFAS		AMSRS		OVGR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,602	581	-	-	13,218	497	280	571
Realized gain (loss) on investments	(1,609)	227	(640)	167	(63,338)	15,889	(5,868)	28,176
Change in unrealized gain (loss) on investments	(139,197)	(296)	(11,333)	(1,047)	(309,769)	3,827	(118,678)	7,346
Reinvested capital gains	566	3,772	854	190	45,193	1,871	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(137,638)	4,284	(11,119)	(690)	(314,696)	22,084	(124,266)	36,093

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,171	28,622	5,448	10,471	426,723	310,401	131,780	150,259
Transfers between funds	25,893	106,946	(3)	7,405	(660,718)	760,590	(20,411)	(122,865)
Surrenders (note 6)	(1,052)	(72)	(1)	-	(11,433)	-	(258)	-
Death benefits (note 4)	-	-	-	(7)	(53)	(358)	-	-
Net policy repayments (loans) (note 5)	-	(242)	-	-	(5,914)	(34,350)	(4)	(3)
Deductions for surrender charges (note 2d)	(605)	-	(86)	(999)	(11,507)	(609)	(6,627)	(226)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,489)	(7,783)	(3,857)	(3,673)	(131,594)	(108,872)	(52,781)	(41,477)
Asset charges (note 3)	(821)	(345)	(128)	(111)	(4,262)	(2,399)	(1,081)	(1,343)
Adjustments to maintain reserves	(32)	14	(15)	10	(111)	(457)	(75)	19

Net equity transactions	78,065	127,140	1,358	13,096	(398,869)	923,946	50,543	(15,636)

Net change in contract owners’ equity	(59,573)	131,424	(9,761)	12,406	(713,565)	946,030	(73,723)	20,457
Contract owners’ equity beginning of period	249,929	118,505	27,073	14,667	1,158,224	212,194	245,883	225,426

Contract owners’ equity end of period	$190,356	249,929	17,312	27,073	444,659	1,158,224	172,160	245,883

CHANGES IN UNITS:
Beginning units	18,746	9,160	2,424	1,320	85,608	16,878	18,658	19,526
Units purchased	9,596	10,224	576	1,518	43,963	79,764	16,158	14,648
Units redeemed	(1,928)	(638)	(439)	(414)	(75,299)	(11,034)	(10,838)	(15,516)

Ending units	26,414	18,746	2,561	2,424	54,272	85,608	23,978	18,658

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS3		OVHI3		OVHI		OVSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,713	2,170	1,127	-	707	1,075	2,613	549
Realized gain (loss) on investments	(16,656)	1,614	(3,056)	(57)	(782)	(113)	(27,845)	1,241
Change in unrealized gain (loss) on investments	(190,628)	(2,208)	(30,510)	(298)	(8,235)	(1,011)	(246,271)	(22,900)
Reinvested capital gains	20,747	7,900	-	-	-	-	29,016	5,851

Net increase (decrease) in contract owners’ equity resulting from operations	(181,824)	9,476	(32,439)	(355)	(8,310)	(49)	(242,487)	(15,259)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	175,656	143,655	24,782	11,710	1	3,360	310,263	174,244
Transfers between funds	23,389	96,249	14,205	10,821	(18)	2,899	103,146	198,734
Surrenders (note 6)	(3,445)	(1)	-	-	-	-	(4,558)	-
Death benefits (note 4)	-	(18)	-	-	-	-	(21)	(62)
Net policy repayments (loans) (note 5)	(15)	(160)	-	-	-	-	(3,091)	(7,954)
Deductions for surrender charges (note 2d)	(1,968)	(1,282)	(1,580)	-	(51)	(67)	(7,423)	(237)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,037)	(42,070)	(9,861)	(3,660)	(1,878)	(4,029)	(104,980)	(53,394)
Asset charges (note 3)	(1,607)	(1,151)	(112)	(34)	(50)	(83)	(2,706)	(1,293)
Adjustments to maintain reserves	(83)	28	13	9	(28)	3	(126)	(173)

Net equity transactions	135,890	195,250	27,447	18,846	(2,024)	2,083	290,504	309,865

Net change in contract owners’ equity	(45,934)	204,726	(4,992)	18,491	(10,334)	2,034	48,017	294,606
Contract owners’ equity beginning of period	350,685	145,959	18,491	-	12,426	10,392	420,779	126,173

Contract owners’ equity end of period	$304,751	350,685	13,499	18,491	2,092	12,426	468,796	420,779

CHANGES IN UNITS:
Beginning units	23,236	10,284	1,914	-	1,106	924	32,394	9,596
Units purchased	17,630	15,917	6,314	2,292	-	796	37,289	27,402
Units redeemed	(7,103)	(2,965)	(1,609)	(378)	(233)	(614)	(11,633)	(4,604)

Ending units	33,763	23,236	6,619	1,914	873	1,106	58,050	32,394

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGI		TRBCG2		TREI2		TRLT2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$9,892	3,796	838	317	5,267	1,884	1,585	94
Realized gain (loss) on investments	(17,224)	24,628	(2,129)	4,313	(7,613)	2,920	(3)	2
Change in unrealized gain (loss) on investments	(396,201)	(19,280)	(313,333)	21,326	(100,004)	(12,963)	(1,672)	44
Reinvested capital gains	42,980	-	-	-	5,806	9,059	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(360,553)	9,144	(314,624)	25,956	(96,544)	900	(90)	140

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	388,885	271,023	337,926	124,815	102,673	74,137	55,833	2,124
Transfers between funds	72,476	219,065	314,120	167,385	110,488	68,971	2,692	2,397
Surrenders (note 6)	(7,532)	(19)	(7,483)	-	-	(2)	(1,864)	-
Death benefits (note 4)	(47)	(316)	-	(24)	-	-	-	-
Net policy repayments (loans) (note 5)	(8,103)	(26,680)	(7,299)	(7,939)	1,227	(608)	-	-
Deductions for surrender charges (note 2d)	(10,646)	(1,847)	(8,700)	(120)	(183)	(71)	(29)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,980)	(96,309)	(110,118)	(47,549)	(32,720)	(23,572)	(2,791)	(538)
Asset charges (note 3)	(3,636)	(2,486)	(2,719)	(1,287)	(1,160)	(642)	(108)	(14)
Adjustments to maintain reserves	(126)	(458)	(89)	(47)	(67)	(2)	(60)	25

Net equity transactions	278,291	361,973	515,638	235,234	180,258	118,211	53,673	3,994

Net change in contract owners’ equity	(82,262)	371,117	201,014	261,190	83,714	119,111	53,583	4,134
Contract owners’ equity beginning of period	740,729	369,612	384,845	123,655	185,393	66,282	5,166	1,032

Contract owners’ equity end of period	$658,467	740,729	585,859	384,845	269,107	185,393	58,749	5,166

CHANGES IN UNITS:
Beginning units	57,410	29,914	27,656	9,996	14,258	5,252	466	98
Units purchased	44,324	46,701	58,434	21,939	21,505	11,480	5,238	420
Units redeemed	(18,793)	(19,205)	(12,679)	(4,279)	(3,291)	(2,474)	(473)	(52)

Ending units	82,941	57,410	73,411	27,656	32,472	14,258	5,231	466

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSVFI		MSVRE

	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$15,058	7,356	22,870	4,042
Realized gain (loss) on investments	(12,293)	(38)	(217,350)	3,102
Change in unrealized gain (loss) on investments	(43,745)	4,500	(320,507)	(142,213)
Reinvested capital gains	-	-	250,822	31,565

Net increase (decrease) in contract owners’ equity resulting from operations	(40,980)	11,818	(264,165)	(103,504)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	101,354	87,506	354,254	263,102
Transfers between funds	(68,286)	177,984	(125,034)	268,955
Surrenders (note 6)	(5,231)	-	(108)	-
Death benefits (note 4)	(38)	(234)	-	(13)
Net policy repayments (loans) (note 5)	(5,304)	(10,591)	(6,001)	(341)
Deductions for surrender charges (note 2d)	(4,417)	(346)	(2,412)	(450)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,385)	(35,104)	(87,665)	(68,322)
Asset charges (note 3)	(1,414)	(797)	(2,783)	(1,908)
Adjustments to maintain reserves	(94)	23	(96)	41

Net equity transactions	(36,815)	218,441	130,155	461,064

Net change in contract owners’ equity	(77,795)	230,259	(134,010)	357,560
Contract owners’ equity beginning of period	372,513	142,254	584,348	226,788

Contract owners’ equity end of period	$294,718	372,513	450,338	584,348

CHANGES IN UNITS:
Beginning units	32,734	13,182	41,926	13,494
Units purchased	15,076	23,881	29,007	33,889
Units redeemed	(18,969)	(4,329)	(18,908)	(5,457)

Ending units	28,841	32,734	52,025	41,926

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers two flexible premium variable life insurance policies through the Account: Nationwide® Options Select and Nationwide MarathonSM VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)*

Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)*

Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)*

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

M Fund, Inc. - Brandes International Equity Fund (MFBIE)

M Fund, Inc. - Business Opportunity Value Fund (MFBOV)

M Fund, Inc. - Frontier Capital Appreciation Fund (MFFCA)

M Fund, Inc. - Turner Core Growth Fund (MFTCG)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)

MFS(R) VIT - Value Series - Initial Class (MVFIC)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)

Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)

Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)

Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)*

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VI (GVIX6)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value

Fund - Class III)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)*

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio -

Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)*

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)*

Putnam VT - Voyager Fund - Class IB (PVTVB)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.5% maximum) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes. The same amounts apply to Nationwide YourLifeSM Accumulation VUL contracts except the current sales expense deduction is 2.5%.

For Nationwide MarathonSM Performance VUL contracts and Nationwide YourLifeSM Protection VUL contracts, the Company currently deducts 6.5% from each premium (the maximum is also 6.5%) to cover sales expenses. The Company also deducts 3.5% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $1,511,986 and $872,514, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide MarathonSM Performance VUL and Nationwide YourLifeSM Performance VUL contracts, the Company currently deducts a $20 administrative charge per month which is also the maximum charge.

For Nationwide YourLifeSM Accumulation VUL contracts, the Company currently deducts a $25 administrative charge per month which is also the maximum charge.

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide MarathonSM and MarathonSM Performance VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife SM Protection VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.00 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLifeSM Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.02 per $1,000 of Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For YourLifeSM Protection VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLifeSM Accumulation VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year, depending on the insured’s age at the time of policy issuance the percentage decline will vary.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% by the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLifeSM Accumulation VUL contracts, the current charge is 0.00% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.25 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.50%
21 and later	0.00%	0.00%	0.00%

Note: The guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: The guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.80%
16 or later	0.30%	0.30%

Note: The guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.80%
16 or later	0.30%	0.30%

Note: The guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do not elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years. The current charge is 0.00%.

The charges above are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, and Nationwide YourLifeSM Accumulation VUL contracts the maximum guaranteed loan interest charged is 3.9% on the outstanding loan. For the Nationwide YourLifeSM Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.5%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.9%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $1,071,442 and $58,279, respectively, and total transfers from the Account to the fixed account were $695,745 and $521,538, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$38,344,956	0	$38,344,956

Accounts Payable of $4,151 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the investment income ratio and total return for each of the periods in the four year period ended December 31, 2008.

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

AIM VIF - Basic Value Fund - Series I (AVBVI)
2008	8,367	$5.937752	$49,681	0.91%	-51.77%
2007	7,730	12.310539	95,160	0.72%	1.54%
2006	5,238	12.123351	63,502	0.49%	13.20%
2005	2,758	10.709293	29,536	0.12%	7.09%	1/18/2005
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	2,205	7.586238	16,728	0.00%	-42.49%
2007	1,938	13.191695	25,566	0.00%	12.01%
2006	1,318	11.776847	15,522	0.07%	6.30%
2005	418	11.078867	4,631	0.12%	10.79%	1/18/2005
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	7,496	7.587025	56,873	0.00%	-47.03%
2007	2,714	14.321990	38,870	0.00%	10.84%
2006	1,520	12.920789	19,640	0.00%	16.52%
2005	178	11.088904	1,974	0.00%	10.89%	1/18/2005
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
2008	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	10,488	11.117573	116,602	4.01%	-1.59%
2007	3,362	11.297046	37,981	4.44%	9.49%
2006	2,262	10.317483	23,338	2.67%	1.59%
2005	260	10.156270	2,641	2.08%	1.56%
American Century VP - International Fund - Class III (ACVI3)
2008	1,080	9.507294	10,268	0.57%	-44.82%
2007	352	17.230511	6,065	0.00%	18.06%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	29,645	10.066767	298,427	0.09%	-24.35%
2007	16,400	13.306496	218,227	0.88%	-2.31%
2006	5,692	13.620466	77,528	0.99%	20.30%
2005	1,594	11.322176	18,048	1.17%	13.22%	5/2/2005
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	4,365	7.124413	31,098	0.00%	-41.48%
2007	4,394	12.174342	53,494	0.00%	21.02%
2006	3,536	10.060123	35,573	0.00%	-3.28%
2005	2,682	10.400804	27,895	0.00%	4.01%	1/18/2005
American Century VP - Value Fund - Class I (ACVV)
2008	85,421	8.787234	750,615	2.28%	-26.78%
2007	65,490	12.000449	785,909	1.35%	-5.14%
2006	37,198	12.650434	470,571	1.44%	18.65%
2005	2,654	10.661727	28,296	0.00%	6.62%	1/18/2005
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	12,491	8.973691	112,091	0.00%	-48.62%
2007	5,864	17.466180	102,422	0.00%	39.77%
2006	1,306	12.496264	16,320	0.00%	9.01%
2005	924	11.463606	10,592	0.00%	14.64%	5/2/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	28,168	$8.693766	$244,886	0.72%	-30.91%
2007	19,302	12.583781	242,892	0.26%	-0.65%
2006	7,178	12.666664	90,921	0.27%	14.41%
2005	1,838	11.071201	20,349	0.00%	10.71%	1/18/2005
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	136,077	8.102406	1,102,552	2.29%	-37.14%
2007	80,552	12.889762	1,038,296	1.83%	5.26%
2006	50,022	12.246198	612,579	2.21%	15.50%
2005	5,084	10.602989	53,906	1.35%	6.03%	1/18/2005
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	3,901	9.217282	35,957	1.89%	-29.55%
2007	5,014	13.083574	65,601	1.58%	7.13%
2006	7,528	12.212508	91,936	1.45%	16.48%
2005	970	10.484934	10,170	0.00%	4.85%	1/18/2005
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	4,736	10.152569	48,083	1.09%	-0.86%
2007	2,496	10.240958	25,561	0.12%	-1.48%
2006	130	10.395256	1,351	0.00%	3.95%	5/1/2006
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	3,785	10.299392	38,983	4.57%	-7.29%
2007	2,514	11.108998	27,928	3.46%	5.38%
2006	1,178	10.541505	12,418	3.56%	4.15%
2005	536	10.121073	5,425	0.00%	1.21%	1/18/2005
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	50,518	7.482988	378,026	3.10%	-42.70%
2007	31,088	13.060141	406,014	2.40%	1.42%
2006	13,380	12.877569	172,302	3.78%	20.08%
2005	2,668	10.724223	28,612	0.00%	7.24%	1/18/2005
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	114,992	7.695394	884,910	0.80%	-47.23%
2007	97,194	14.583722	1,417,450	0.57%	26.87%
2006	77,220	11.495023	887,646	0.02%	6.73%
2005	822	10.769983	8,853	0.00%	7.70%	1/18/2005
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	111,554	9.699843	1,082,056	2.93%	-43.88%
2007	89,282	17.283296	1,543,087	3.21%	17.23%
2006	71,092	14.743687	1,048,158	0.16%	17.95%
2005	5,016	12.499996	62,700	0.00%	25.00%	5/2/2005
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	209,580	8.899992	1,865,261	0.98%	-42.61%
2007	173,746	15.508728	2,694,579	1.01%	17.51%
2006	115,588	13.198045	1,525,536	1.30%	11.59%
2005	10,312	11.827342	121,964	0.00%	18.27%	1/18/2005
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	99,043	10.707897	1,060,542	3.42%	-3.35%
2007	72,418	11.078504	802,283	2.16%	4.21%
2006	19,280	10.630812	204,962	1.83%	4.30%
2005	4,492	10.192547	45,785	0.00%	1.93%	1/18/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	101,995	$9.483511	$967,271	0.40%	-39.51%
2007	69,056	15.677232	1,082,607	0.74%	15.49%
2006	45,078	13.574900	611,929	0.08%	12.59%
2005	5,094	12.056903	61,418	0.00%	20.57%	1/18/2005
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	3,737	6.450849	24,107	0.86%	-51.17%
2007	2,576	13.212045	34,034	0.87%	5.60%
2006	1,874	12.511424	23,446	0.03%	16.20%
2005	42	10.767426	452	0.00%	7.67%	1/18/2005
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	41,466	10.465765	433,974	0.00%	-54.40%
2007	16,830	22.953063	386,300	0.22%	45.64%
2006	2,250	15.759845	35,460	1.16%	16.62%
2005	464	13.514321	6,271	0.67%	35.14%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	2,564	9.656832	24,761	3.12%	-25.08%
2007	2,212	12.888793	28,510	2.89%	8.65%
2006	1,676	11.863160	19,883	1.74%	9.78%
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	25,258	9.215628	232,769	2.97%	-32.71%
2007	12,316	13.695591	168,675	2.80%	10.17%
2006	7,834	12.431698	97,390	1.80%	11.81%
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	36,079	8.828445	318,522	2.95%	-38.08%
2007	21,486	14.256765	306,321	2.61%	11.21%
2006	13,160	12.819894	168,710	1.83%	13.15%
2005	10,994	11.329788	124,560	0.55%	13.30%	5/2/2005
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	30,241	9.996007	302,289	2.77%	-52.67%
2007	20,640	21.120230	435,922	2.17%	28.70%
2006	7,986	16.410826	131,057	0.79%	28.17%
2005	1,612	12.804274	20,640	0.01%	28.04%	5/2/2005
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	73,691	9.435374	695,303	2.53%	-40.39%
2007	38,256	15.828965	605,553	1.79%	15.45%
2006	12,790	13.711150	175,366	1.34%	21.46%
2005	3,774	11.288544	42,603	0.00%	12.89%	5/2/2005
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	18,407	13.148675	242,030	3.23%	6.21%
2007	6,758	12.380292	83,666	2.88%	11.03%
2006	3,076	11.150160	34,298	2.34%	12.84%
2005	614	9.881172	6,067	0.00%	-1.19%	5/2/2005
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	19,057	8.186428	156,008	5.03%	-29.66%
2007	5,526	11.637657	64,310	1.27%	3.76%
2006	124	11.216304	1,391	0.00%	12.16%	5/1/2006

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2008	4,380	$8.799201	$38,541	2.12%	-26.94%
2007	4,572	12.044130	55,066	2.39%	-2.41%
2006	3,918	12.342050	48,356	1.26%	17.43%
2005	1,942	10.510323	20,411	0.00%	5.10%	1/18/2005
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
2008	63,876	8.588732	548,614	1.42%	-32.87%
2007	50,330	12.794049	643,924	0.69%	-2.14%
2006	26,908	13.073214	351,774	0.84%	17.30%
2005	1,754	11.144808	19,548	0.00%	11.45%	1/18/2005
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	3	8.416983	25	0.00%	-15.83%	7/25/2008
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	77	5.493770	423	0.29%	-45.06%	7/25/2008
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	3	6.154606	18	0.00%	-38.45%	7/25/2008
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	104	7.314577	761	0.00%	-26.85%	7/25/2008
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
2008	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2008	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	144	7.969357	1,148	0.25%	-20.31%	7/25/2008
Ivy Fund VIP, Inc. - Value (WRVP)
2008	261	7.789549	2,033	0.34%	-22.10%	7/25/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	52,700	$8.045115	$423,976	0.01%	-44.31%
2007	4,350	14.445945	62,840	0.33%	36.63%
2006	36	10.572707	381	0.07%	5.73%	5/1/2006
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	3,769	6.408647	24,154	0.69%	-36.24%
2007	3,828	10.051308	38,476	1.93%	0.51%	5/1/2007
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	113,377	7.117893	807,004	2.70%	-52.21%
2007	48,306	14.893765	719,458	0.53%	28.07%
2006	5,004	11.629148	58,192	1.29%	16.29%	5/1/2006
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	43,351	9.595209	415,961	4.96%	-13.43%
2007	33,310	11.083576	369,194	3.57%	4.77%
2006	8,916	10.578811	94,321	5.15%	4.20%
2005	1,212	10.152239	12,305	1.21%	1.52%	1/18/2005
M Fund, Inc - Brandes International Equity Fund (MFBIE)
2008	6,018	6.246550	37,592	4.59%	-39.84%
2007	3,324	10.383840	34,516	1.47%	3.84%	9/18/2007
M Fund, Inc - Business Opportunity Value Fund (MFBOV)
2008	7,871	6.365512	50,103	0.05%	-34.48%
2007	6,272	9.715909	60,938	0.00%	-2.84%	9/18/2007
M Fund, Inc - Frontier Capital Appreciation Fund (MFFCA)
2008	8,429	5.739062	48,374	0.00%	-42.03%
2007	5,678	9.900064	56,213	0.00%	-1.00%	9/18/2007
M Fund, Inc - Turner Core Growth Fund (MFTCG)
2008	6,432	5.472607	35,199	0.02%	-48.97%
2007	3,248	10.724819	34,834	0.00%	7.25%	9/18/2007
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
2008	335	8.002768	2,681	0.53%	-36.87%
2007	250	12.677102	3,169	0.29%	11.36%
2006	198	11.384079	2,254	0.00%	7.58%
2005	26	10.582381	275	0.00%	5.82%	1/18/2005
MFS(R) VIT - Value Series - Initial Class (MVFIC)
2008	47,608	9.438767	449,361	0.95%	-32.58%
2007	26,056	14.000352	364,793	0.50%	7.91%
2006	7,340	12.974380	95,232	0.54%	20.84%
2005	632	10.736776	6,786	0.00%	7.37%	1/18/2005
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	86,089	7.868935	677,429	3.74%	-29.78%
2007	24,380	11.205324	273,186	7.29%	6.14%
2006	1,918	10.556998	20,248	5.77%	5.57%	5/1/2006
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	19,150	9.781713	187,319	8.04%	-9.87%
2007	4,806	10.853118	52,160	12.10%	2.98%
2006	114	10.538858	1,201	0.00%	5.39%	5/1/2006
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	34,853	7.608765	265,187	3.86%	-38.64%
2007	9,724	12.399481	120,573	3.48%	14.36%
2006	658	10.842096	7,134	0.00%	8.42%	5/1/2006

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	63,278	$6.470039	$409,410	2.57%	-44.21%
2007	28,662	11.597638	332,412	1.18%	11.90%
2006	3,546	10.364424	36,752	0.91%	3.64%	5/1/2006
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	23,626	6.126963	144,755	4.55%	-38.06%
2007	1,448	9.892316	14,324	0.72%	-1.08%	5/1/2007
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
2008	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
2008	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2008	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
2008	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
2008	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2008	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2008	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	21,626	8.647843	187,019	10.34%	-28.10%
2007	11,190	12.027193	134,584	7.70%	3.17%
2006	8,688	11.657910	101,284	8.64%	10.60%
2005	708	10.540776	7,463	4.67%	5.41%	5/2/2005
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	44,366	11.185864	496,271	1.39%	-57.83%
2007	24,604	26.524857	652,618	0.75%	45.55%
2006	10,796	18.224168	196,748	0.61%	36.64%
2005	510	13.336908	6,802	0.06%	33.37%	5/2/2005
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	117,240	12.275629	1,439,195	4.28%	7.72%
2007	40,524	11.395982	461,811	5.07%	7.16%
2006	12,406	10.634744	131,935	5.11%	3.34%
2005	1,836	10.290913	18,894	2.67%	2.91%	1/18/2005
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	7,323	9.339799	68,396	0.32%	-25.23%
2007	5,826	12.491648	72,776	0.08%	13.23%
2006	7,262	11.032385	80,117	0.00%	2.70%
2005	744	10.742057	7,992	0.00%	7.42%	5/2/2005
Nationwide VIT - International Index Fund - Class VI (GVIX6)
2008	17,707	6.837123	121,065	2.01%	-43.11%
2007	14,812	12.017667	178,006	1.65%	9.50%
2006	7,512	10.975279	82,446	2.29%	9.75%	5/1/2006

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	86,385	$8.613097	$744,042	2.41%	-36.84%
2007	24,672	13.637494	336,464	2.19%	5.96%
2006	5,178	12.870621	66,644	3.64%	16.87%
2005	372	11.012968	4,097	1.96%	10.13%	1/18/2005
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	20,458	10.892776	222,845	3.94%	-6.02%
2007	1,266	11.590847	14,674	3.73%	5.38%
2006	674	10.998997	7,413	3.38%	6.16%
2005	134	10.360404	1,388	2.01%	3.60%	1/18/2005
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	102,479	9.630534	986,929	2.97%	-23.20%
2007	59,144	12.538964	741,604	3.09%	5.66%
2006	20,210	11.867343	239,839	3.44%	11.35%
2005	3,600	10.657424	38,367	1.47%	6.57%	1/18/2005
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	255,853	9.081599	2,323,555	2.72%	-31.39%
2007	156,190	13.236630	2,067,429	2.50%	6.15%
2006	59,678	12.469697	744,167	3.33%	14.54%
2005	4,036	10.886732	43,939	2.97%	8.87%	1/18/2005
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	12,983	10.254072	133,130	3.83%	-15.04%
2007	1,116	12.069809	13,470	3.34%	5.86%
2006	598	11.401762	6,818	3.45%	8.42%
2005	212	10.516039	2,229	0.54%	5.16%	1/18/2005
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
2008	230	9.947099	2,288	3.30%	-0.53%	5/1/2008
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	71,365	7.252787	517,595	0.00%	-46.11%
2007	84,110	13.458816	1,132,021	0.00%	9.01%
2006	60,450	12.345868	746,308	0.00%	9.91%
2005	1,346	11.232927	15,120	0.00%	12.33%	1/18/2005
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2006	3,170	11.588975	36,737	0.00%	3.21%
2005	1,932	11.228805	21,694	0.00%	12.29%	1/18/2005
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	38,566	8.637043	333,096	1.35%	-36.46%
2007	23,042	13.593553	313,223	1.42%	7.56%
2006	8,502	12.638155	107,450	1.29%	9.89%
2005	2,294	11.500795	26,383	0.72%	15.01%	1/18/2005
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	414,695	11.477234	4,759,554	1.74%	2.05%
2007	174,684	11.246272	1,964,544	4.75%	4.79%
2006	90,136	10.731921	967,332	4.18%	4.53%
2005	49,186	10.266806	504,983	1.71%	2.67%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	69,824	7.765128	542,194	1.79%	-46.33%
2007	60,332	14.468946	872,940	2.26%	2.93%
2006	30,304	14.056822	425,978	1.95%	22.75%
2005	4,958	11.451970	56,779	0.68%	14.52%	5/2/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	2,391	$6.364575	$15,219	0.52%	-36.35%	5/1/2008
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2008	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	8,023	6.814966	54,677	0.00%	-46.42%
2007	4,802	12.718919	61,076	0.00%	9.75%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	15,192	7.998530	121,514	1.19%	-32.15%
2007	12,256	11.788779	144,483	1.35%	-6.89%
2006	5,826	12.661605	73,767	0.52%	17.29%
2005	2,670	10.794811	28,822	0.13%	7.95%	1/18/2005
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	29,057	8.139096	236,498	1.11%	-38.19%
2007	12,442	13.167514	163,830	0.16%	2.13%
2006	4,962	12.892586	63,973	0.22%	12.04%
2005	618	11.507293	7,112	0.00%	15.07%	1/18/2005
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	84,151	7.803097	656,639	1.40%	-41.55%
2007	81,126	13.351018	1,083,115	1.16%	8.18%
2006	43,158	12.341341	532,628	1.61%	13.63%
2005	790	10.861219	8,580	0.55%	8.61%	1/18/2005
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	39	5.182412	202	0.00%	-48.18%	5/1/2008
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
2008	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	897	9.943310	8,919	0.00%	-0.57%	5/1/2008
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	9,743	8.454726	82,374	0.00%	-48.59%
2007	7,472	16.444438	122,873	0.00%	20.19%
2006	6,608	13.682536	90,414	0.00%	11.08%
2005	996	12.317458	12,268	0.00%	23.17%	5/2/2005
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	6,995	8.490774	59,393	0.00%	-41.29%
2007	3,802	14.462452	54,986	0.00%	22.49%
2006	722	11.807452	8,525	0.41%	-0.29%
2005	104	11.841567	1,232	0.00%	18.42%	5/2/2005
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	48,218	7.589375	365,944	2.03%	-36.99%
2007	57,762	12.044718	695,727	1.82%	-2.22%
2006	32,492	12.317759	400,229	2.03%	15.91%
2005	4,416	10.627448	46,931	1.29%	6.27%	1/18/2005
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	20,192	9.279073	187,363	8.63%	-17.29%
2007	12,774	11.218961	143,311	4.29%	4.62%
2006	7,652	10.723071	82,053	4.53%	4.84%
2005	5,336	10.228234	54,578	2.24%	2.28%	1/18/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	4,089	$5.646840	$23,089	5.01%	-43.53%	5/1/2008
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	25,895	8.019658	207,668	0.00%	-46.44%
2007	47,864	14.972222	716,630	3.38%	3.21%
2006	12,944	14.506093	187,767	0.37%	23.45%
2005	1,416	11.750261	16,638	0.18%	17.50%	5/2/2005
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	26,414	7.206627	190,356	1.04%	-45.95%
2007	18,746	13.332382	249,929	0.39%	3.05%
2006	9,160	12.937253	118,505	0.45%	10.94%
2005	46	11.661977	536	0.00%	16.62%	5/2/2005
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	2,561	6.760031	17,312	0.00%	-39.47%
2007	2,424	11.168606	27,073	0.00%	0.52%
2006	1,320	11.111353	14,667	0.00%	5.25%
2005	2,234	10.556851	23,584	0.00%	5.57%	1/18/2005
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	54,272	8.193158	444,659	1.36%	-39.44%
2007	85,608	13.529389	1,158,224	0.10%	7.61%
2006	16,878	12.572219	212,194	0.11%	13.70%
2005	1,102	11.057136	12,185	0.00%	10.57%	1/18/2005
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	23,978	7.179944	172,160	0.13%	-45.52%
2007	18,658	13.178440	245,883	0.20%	14.15%
2006	19,526	11.544928	225,426	0.19%	7.95%
2005	2,298	10.694866	24,577	0.00%	6.95%	1/18/2005
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	33,763	9.026171	304,751	1.35%	-40.19%
2007	23,236	15.092302	350,685	0.94%	6.34%
2006	10,284	14.192798	145,959	0.50%	17.69%
2005	2,920	12.059670	35,214	0.00%	20.60%	5/2/2005
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	6,619	2.039384	13,499	5.41%	-78.89%
2007	1,914	9.661022	18,491	0.00%	-3.39%	5/1/2007
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	873	2.396292	2,092	7.99%	-78.67%
2007	1,106	11.235173	12,426	7.49%	-0.10%
2006	924	11.246592	10,392	5.83%	9.42%
2005	430	10.278092	4,420	0.00%	2.78%	1/18/2005
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	58,050	8.075736	468,796	0.47%	-37.83%
2007	32,394	12.989416	420,779	0.22%	-1.21%
2006	29,914	12.355835	369,612	0.78%	15.02%
2005	4,442	10.741901	47,716	0.00%	7.42%	1/18/2005
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	82,941	7.938976	658,467	1.29%	-38.47%
2007	57,410	12.902441	740,729	0.73%	4.42%
2006	9,596	13.148448	126,173	0.08%	15.00%
2005	448	11.433673	5,122	0.00%	14.34%	1/18/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	73,411	$7.980543	$585,859	0.15%	-42.65%
2007	27,656	13.915435	384,845	0.13%	12.49%
2006	9,996	12.370493	123,655	0.43%	9.33%
2005	1,556	11.314946	17,606	0.21%	13.15%	5/2/2005

T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	32,472	8.287351	269,107	2.35%	-36.26%
2007	14,258	13.002714	185,393	1.63%	3.03%
2006	5,252	12.620348	66,282	1.64%	18.65%
2005	794	10.636871	8,446	0.96%	6.37%	5/2/2005

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	5,231	11.230967	58,749	3.64%	1.31%
2007	466	11.086232	5,166	4.04%	5.23%
2006	98	10.535464	1,032	0.42%	4.03%

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	28,841	10.218734	294,718	4.14%	-10.20%
2007	32,734	11.380012	372,513	3.39%	5.45%
2006	13,182	10.791549	142,254	4.70%	3.73%
2005	492	10.403391	5,118	3.37%	4.03%	1/18/2005

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	52,025	8.656213	450,338	3.67%	-37.89%
2007	41,926	13.937607	584,348	1.00%	-17.07%
2006	13,494	16.806589	226,788	1.13%	38.04%
2005	2,604	12.174767	31,703	0.02%	21.75%	1/18/2005
2008	Contract owners’ equity		$38,340,805
2007	Contract owners’ equity		$32,958,038
2006	Contract owners’ equity		$14,548,089
2005	Contract owners’ equity		$1,951,231

*	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009